UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

SunAmerica Specialty Series AIG Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - July 31, 2018@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 0.5%
Federal Farm Credit Bank FRS - 0.5%
1.91% (1 USFREF + 0.00%) due 08/08/2019 (cost $200,000)	$200,000	$199,816

U.S. GOVERNMENT TREASURIES - 5.9%
United States Treasury Notes FRS - 5.9%
2.06% (3 UTBMM + 0.05%) due 10/31/2019	1,500,000	1,500,695
2.07% (3 UTBMM + 0.06%) due 07/31/2019	200,000	200,168
2.08% (3 UTBMM + 0.07%) due 04/30/2019	600,000	600,490

Total U.S. Government Treasuries (cost $2,300,072)		2,301,353

COMMON STOCKS - 1.4%
Investment Companies - 1.4%
Uranium Participation Corp.†(1) (cost $620,997)	164,995	560,616

OPTIONS - PURCHASED - 0.1%
Exchange Traded Purchased Call Options(1)(2) (cost $32,046)	50	31,360

Total Long-Term Investment Securities (cost $3,153,115)		3,093,145

SHORT-TERM INVESTMENT SECURITIES - 37.4%
U.S. Government Agencies - 32.0%
Federal Home Loan Bank 1.91% due 08/08/2018	700,000	699,740
1.92% due 08/08/2018	500,000	499,815
1.92% due 08/10/2018	500,000	499,761
1.93% due 08/03/2018	265,000	264,972
1.93% due 08/15/2018	429,000	428,681
1.94% due 09/05/2018	500,000	499,067
1.95% due 08/15/2018	491,000	490,635
1.95% due 08/29/2018	700,000	698,960
1.95% due 09/07/2018	500,000	499,013
1.95% due 09/12/2018	300,000	299,328
1.95% due 09/14/2018	461,000	459,918
1.96% due 08/22/2018	524,000	523,416
1.96% due 09/26/2018	500,000	498,506
1.97% due 09/05/2018	520,000	519,029
1.97% due 09/19/2018	100,000	99,739
1.97% due 09/21/2018	500,000	498,640
2.00% due 10/10/2018	500,000	498,056
2.01% due 10/12/2018	300,000	298,800
2.03% due 10/17/2018	500,000	497,861
2.03% due 10/19/2018	472,000	469,928
Federal Home Loan Bank FRS
1.93% (1 ML - 0.14%) due 01/17/2019	500,000	499,931
1.94% (1 ML - 0.13%) due 10/24/2018	700,000	699,968
1.94% (1 ML - 0.15%) due 11/01/2018	150,000	149,987
1.95% (1 ML - 0.13%) due 10/30/2018	700,000	699,974
1.96% (3 ML - 0.39%) due 11/20/2018	250,000	249,938
2.01% (3 ML - 0.31%) due 03/08/2019	400,000	399,934
2.01% (3 ML - 0.33%) due 03/15/2019	500,000	499,834
2.13% (3 ML - 0.21%) due 10/26/2018	100,000	100,025

		12,543,456

U.S. Government Treasuries - 5.4%
United States Treasury Bills
1.96% due 09/20/2018	350,000	349,080
2.01% due 11/01/2018	600,000	596,933
2.09% due 12/20/2018	700,000	694,332
2.18% due 01/31/2019	475,700	470,513

		2,110,858

Total Short-Term Investment Securities (cost $14,654,828)		14,654,314

REPURCHASE AGREEMENTS - 51.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	3,235,000	3,235,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(3)	1,075,000	1,075,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	670,000	670,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(3)	220,000	220,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,820,000	3,820,000
BNP Paribas SA Joint Repurchase Agreement(1)(3)	1,270,000	1,270,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,850,000	2,850,000
Deutsche Bank AG Joint Repurchase Agreement(1)(3)	950,000	950,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,510,000	4,510,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(3)	1,515,000	1,515,000

Total Repurchase Agreements (cost $20,115,000)		20,115,000

TOTAL INVESTMENTS (cost $37,922,943)	96.7%	37,862,459
Other assets less liabilities	3.3	1,285,948

NET ASSETS	100.0%	$39,148,407

@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Brent Oil Futures	Morgan Stanley & Co.	Dec-18	$80.00	14	$9,418	$5,880	$5,880	$—
Brent Oil Futures	Morgan Stanley & Co.	Jun-19	$85.00	15	9,761	7,050	12,150	5,100
Brent Oil Futures	Morgan Stanley & Co.	Mar-19	$85.00	14	9,233	5,460	7,280	1,820
Gold Futures	Morgan Stanley & Co.	Oct-18	$1,250.00	5	6,143	7,480	4,800	(2,680)
Silver Futures	Morgan Stanley & Co.	Dec-18	$17.50	2	1,566	6,176	1,250	(4,926)

				50	36,121	32,046	31,360	(686)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	See Note 3 for details of Joint Repurchase Agreements.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

1 USFREF - 1 Month Average Effective Federal Funds Rate

3 UTBMM - US Treasury 3 Month Bill Money Market Yield

Exchange Traded Written Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Silver Futures	Morgan Stanley & Co.	Dec-18	$21.00	2	$1,566	$902	$220	$682

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
43	Long	Aluminum Futures	September 2018	$2,444,330	$2,231,431	$(212,899)
39	Short	Aluminum Futures	September 2018	2,065,953	2,023,856	42,097
37	Long	Aluminum Futures	December 2018	1,968,554	1,931,863	(36,691)
11	Short	Aluminum Futures	December 2018	570,636	574,338	(3,702)
5	Short	Brent Crude Futures	December 2018	257,800	372,150	(114,350)
7	Short	Brent Crude Futures	December 2020	389,000	479,570	(90,570)
4	Long	Brent Crude Futures	December 2021	229,640	263,640	34,000
47	Long	Brent Crude Futures	October 2018	3,576,203	3,487,870	(88,333)
15	Long	Coffee Futures	December 2018	646,763	636,188	(10,575)
20	Short	Coffee Futures	September 2018	340,550	328,800	11,750
8	Long	Copper Futures	December 2018	1,254,549	1,262,600	8,051
16	Long	Copper Futures	September 2018	2,735,316	2,517,600	(217,716)
9	Short	Copper Futures	September 2018	1,410,108	1,416,150	(6,042)
109	Long	Corn Futures	September 2018	2,066,338	2,028,763	(37,575)
14	Short	Corn Futures	December 2018	267,437	270,550	(3,113)
14	Long	Corn Futures	December 2019	279,662	285,775	6,113
1	Long	Cotton Futures	December 2018	45,470	44,795	(675)
12	Long	Gasoline Futures	September 2018	1,078,820	1,048,572	(30,248)
9	Long	Gold Futures	October 2018	1,105,810	1,105,650	(160)
16	Long	Lean Hogs Futures	October 2018	345,360	324,640	(20,720)
14	Long	Live Cattle Futures	October 2018	616,410	612,080	(4,330)
6	Short	Live Cattle Futures	April 2019	282,210	283,320	(1,110)
1	Long	Low Sulfur Gasoil Futures	September 2018	66,150	65,725	(425)
31	Short	Natural Gas Futures	October 2018	842,530	867,380	(24,850)
20	Short	Natural Gas Futures	March 2019	600,130	581,000	19,130
82	Long	Natural Gas Futures	April 2019	2,196,000	2,145,120	(50,880)
9	Long	Nickel Futures	December 2018	743,412	760,536	17,124
9	Short	Nickel Futures	September 2018	738,060	755,325	(17,265)
12	Long	Nickel Futures	September 2018	1,018,049	1,007,100	(10,949)
13	Long	NY Harbor ULSD Futures	September 2018	1,213,955	1,167,020	(46,935)
18	Long	Silver Futures	September 2018	1,498,985	1,400,310	(98,675)
20	Long	Soybean Futures	November 2018	915,200	919,000	3,800
33	Long	Soybean Futures	September 2018	1,561,076	1,499,438	(61,638)
9	Long	Soybean Meal Futures	December 2018	313,333	307,260	(6,073)
8	Long	Soybean Meal Futures	September 2018	288,440	271,920	(16,520)
33	Long	Soybean Oil Futures	December 2018	622,908	580,140	(42,768)
82	Long	Sugar Futures	October 2018	1,133,462	968,912	(164,550)
24	Short	Sugar Futures	March 2019	381,270	308,582	72,688
32	Long	Wheat Futures	September 2018	854,000	886,000	32,000
13	Long	Wheat Futures	September 2018	364,413	361,725	(2,688)
22	Short	Wheat Futures	December 2018	553,250	630,575	(77,325)
5	Short	Wheat Futures	July 2019	148,601	148,063	538
15	Long	WTI Crude Futures	December 2018	973,890	1,004,550	30,660
5	Short	WTI Crude Futures	December 2019	265,750	316,750	(51,000)
6	Long	WTI Crude Futures	October 2018	410,970	405,780	(5,190)
13	Long	Zinc Futures	December 2018	838,121	851,175	13,054
13	Long	Zinc Futures	September 2018	1,025,730	855,725	(170,005)
13	Short	Zinc Futures	September 2018	842,412	855,725	(13,313)

						($1,448,853)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD - Ultra Low Sulfur Diesel

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays	$260	08/31/2018	(0.350)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	$—	$—
Goldman Sachs International	161	09/28/2018	(0.150)%/Monthly	S&P GSCI Industrial Metals Excess Return Index/Monthly	—	—
Goldman Sachs International	239	11/30/2018	$16.78 per oz./At Maturity	LBMA Silver Price/At Maturity	—	(17,893)
JPMorgan	920	12/31/2018	(0.09)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	130	05/31/2019	(0.120)%/Monthly	Bloomberg Corn Subindex/Monthly	—	—
JPMorgan	519	10/31/2018	(0.070)%/Monthly	Bloomberg Silver Subindex/Monthly	—	—
JPMorgan	308	09/28/2018	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	11,395	09/28/2018	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	487	09/28/2018	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	487	09/28/2018	(0.200)%/Monthly	S&P GSCI Grains Index Excess Return/Monthly	—	—
Morgan Stanley	304	12/31/2018	(0.250)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	—	—

					$—	$(17,893)

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
†	Illiquid security. At July 31, 2018, the aggregate value of these securities was $17,893, representing 0.0% of net assets.

GSCI - Goldman Sachs Commodity Index

LBMA - London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$199,816	$—	$199,816
U.S. Government Treasuries	—	2,301,353	—	2,301,353
Common Stocks	560,616	—	—	560,616
Options - Purchased	31,360	—	—	31,360
Short-Term Investment Securities	—	14,654,314	—	14,654,314
Repurchase Agreements	—	20,115,000	—	20,115,000

Total Investments at Value	$591,976	$37,270,483	$—	$37,862,459

Other Financial Instruments:†
Exchange Traded Written Call Options	$682	$—	$—	$682
Futures Contracts	291,005	—	—	291,005

Total Other Financial Instruments	$291,687	$—	$—	$291,687

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,739,858	$—	$—	$1,739,858
Over the Counter Total Return Swap Contracts	—	17,893	—	17,893

Total Other Financial Instruments	1,739,858	17,893	—	1,757,751

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - July 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.7%
Advertising Agencies - 5.0%
Interpublic Group of Cos., Inc.	31,780	$716,639
Omnicom Group, Inc.	9,080	624,976

		1,341,615

Airlines - 2.5%
Delta Air Lines, Inc.	12,262	667,298

Apparel Manufacturers - 2.7%
Hanesbrands, Inc.	32,253	717,952

Beverages-Non-alcoholic - 2.5%
PepsiCo, Inc.	5,753	661,595

Building Products-Air & Heating - 2.4%
Johnson Controls International PLC	17,379	651,886

Commercial Services-Finance - 2.5%
H&R Block, Inc.	26,456	665,633

Computers - 2.5%
HP, Inc.	29,693	685,314

Consumer Products-Misc. - 5.0%
Clorox Co.	4,932	666,659
Kimberly-Clark Corp.	5,869	668,244

		1,334,903

Cosmetics & Toiletries - 4.8%
Colgate-Palmolive Co.	9,436	632,306
Procter & Gamble Co.	8,059	651,812

		1,284,118

Dental Supplies & Equipment - 1.8%
Patterson Cos., Inc.	19,401	475,713

Distribution/Wholesale - 2.8%
KAR Auction Services, Inc.	12,672	753,350

Electric-Integrated - 3.0%
AES Corp.	60,107	803,030

Electronic Components-Semiconductors - 5.2%
Intel Corp.	14,520	698,412
Texas Instruments, Inc.	6,287	699,869

		1,398,281

Engines-Internal Combustion - 1.9%
Cummins, Inc.	3,658	522,399

Enterprise Software/Service - 3.2%
CA, Inc.	19,556	864,571

Food-Misc./Diversified - 8.9%
Campbell Soup Co.	14,789	604,870
General Mills, Inc.	11,954	550,601
Kellogg Co.	10,127	719,321
Kraft Heinz Co.	8,806	530,562

		2,405,354

Home Decoration Products - 2.5%
Newell Brands, Inc.	25,249	661,271

Human Resources - 2.6%
ManpowerGroup, Inc.	7,581	707,004

Investment Management/Advisor Services - 7.2%
Franklin Resources, Inc.	18,901	648,682
Legg Mason, Inc.	16,052	547,855
T. Rowe Price Group, Inc.	6,168	734,486

		1,931,023

Medical-Biomedical/Gene - 2.4%
Gilead Sciences, Inc.	8,287	644,977

Networking Products - 2.6%
Cisco Systems, Inc.	16,590	701,591

Office Automation & Equipment - 1.6%
Pitney Bowes, Inc.	50,573	441,502

Retail-Apparel/Shoe - 2.5%
Foot Locker, Inc.	14,061	686,317

Retail-Jewelry - 2.8%
Signet Jewelers, Ltd.	13,143	758,877

Retail-Mail Order - 2.9%
Williams-Sonoma, Inc.	13,584	794,528

Retail-Major Department Stores - 2.7%
Nordstrom, Inc.	14,055	736,623

Retail-Misc./Diversified - 2.2%
GameStop Corp., Class A	41,526	598,390

Retail-Restaurants - 2.8%
Dunkin’ Brands Group, Inc.	10,764	749,497

Television - 2.0%
TEGNA, Inc.	48,549	535,495

Theaters - 2.5%
Cinemark Holdings, Inc.	18,649	669,872

Toys - 2.7%
Hasbro, Inc.	7,227	719,882

Total Long-Term Investment Securities (cost $25,772,530)		26,569,861

REPURCHASE AGREEMENTS - 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $341,003 and collateralized by $350,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13%, due 07/15/2026 and having an approximate value of $347,931 (cost $341,000)	$341,000	341,000

TOTAL INVESTMENTS (cost $26,113,530)	100.0%	26,910,861
Other assets less liabilities	0.0	5,077

NET ASSETS	100.0%	$26,915,938

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,569,861	$—	$—	$26,569,861
Repurchase Agreements	—	341,000	—	341,000

Total Investments at Value	$26,569,861	$341,000	$—	$26,910,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 100.0%
Applications Software - 5.3%
salesforce.com, Inc.†	256,489	$35,177,466

Banks-Super Regional - 5.1%
US Bancorp	640,318	33,943,257

Cable/Satellite TV - 5.2%
Comcast Corp., Class A	966,734	34,589,743

Commercial Services-Finance - 5.2%
PayPal Holdings, Inc.†	418,305	34,359,573

Computers - 5.6%
Apple, Inc.	194,739	37,056,884

Diversified Banking Institutions - 7.2%
Citigroup, Inc.	232,800	16,735,992
JPMorgan Chase & Co.	269,090	30,931,895

		47,667,887

E-Commerce/Products - 10.8%
Alibaba Group Holding, Ltd. ADR†	173,200	32,428,236
Amazon.com, Inc.†	21,784	38,719,753

		71,147,989

E-Services/Consulting - 4.7%
CDW Corp.	372,312	31,307,716

Electric-Integrated - 5.1%
FirstEnergy Corp.	957,606	33,927,981

Electronic Components-Semiconductors - 5.1%
NVIDIA Corp.	137,777	33,736,076

Finance-Credit Card - 5.1%
Visa, Inc., Class A	244,582	33,444,143

Internet Content-Entertainment - 4.9%
Facebook, Inc., Class A†	189,185	32,649,547

Medical Labs & Testing Services - 3.8%
Laboratory Corp. of America Holdings†	144,210	25,285,781

Medical-Drugs - 5.8%
Pfizer, Inc.	952,327	38,026,417

Medical-HMO - 5.3%
UnitedHealth Group, Inc.	139,178	35,242,653

Oil Companies-Integrated - 5.1%
Suncor Energy, Inc.	794,208	33,467,925

Printing-Commercial - 0.0%
Quad/Graphics, Inc.	1	21

Semiconductor Equipment - 5.0%
Applied Materials, Inc.	673,636	32,758,919

Transport-Rail - 5.7%
Norfolk Southern Corp.	220,797	37,314,693

Total Long-Term Investment Securities (cost $501,895,064)		661,104,671

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Time Deposits - 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $1,856,000)	$1,856,000	1,856,000

TOTAL INVESTMENTS (cost $503,751,064)	100.3%	662,960,671
Liabilities in excess of other assets	(0.3)	(1,682,774)

NET ASSETS	100.0%	$661,277,897

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$661,104,671	$—	$—	$661,104,671
Short-Term Investment Securities	—	1,856,000	—	1,856,000

Total Investments at Value	$661,104,671	$1,856,000	$—	$662,960,671

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Multi-Cap Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.5%
Applications Software - 7.5%
salesforce.com, Inc.†	366,779	$50,303,740

Auto-Cars/Light Trucks - 3.4%
Tesla, Inc.†	75,664	22,558,465

Commercial Services - 2.5%
CoStar Group, Inc.†	40,050	16,654,792

Commercial Services-Finance - 6.9%
PayPal Holdings, Inc.†	563,132	46,255,662

Computers - 7.3%
Apple, Inc.	258,643	49,217,176

Consulting Services - 0.5%
Gartner, Inc.†	26,375	3,571,966

Diagnostic Kits - 2.4%
IDEXX Laboratories, Inc.†	66,675	16,330,708

E-Commerce/Products - 14.8%
Alibaba Group Holding, Ltd. ADR†	255,945	47,920,582
Amazon.com, Inc.†	29,156	51,823,041

		99,743,623

Educational Software - 0.7%
2U, Inc.†	60,000	4,539,600

Electronic Components-Semiconductors - 6.8%
NVIDIA Corp.	185,367	45,388,964

Enterprise Software/Service - 1.0%
Guidewire Software, Inc.†	80,000	6,896,000

Finance-Credit Card - 5.9%
Visa, Inc., Class A	290,363	39,704,237

Finance-Investment Banker/Broker - 1.7%
Charles Schwab Corp.	229,000	11,692,740

Finance-Mortgage Loan/Banker - 0.4%
LendingTree, Inc.†	10,000	2,388,000

Hotels/Motels - 3.9%
Hyatt Hotels Corp., Class A	337,375	26,392,846

Insurance-Property/Casualty - 1.8%
Arch Capital Group, Ltd.†	390,000	11,918,400

Internet Content-Entertainment - 6.5%
Facebook, Inc., Class A†	252,603	43,594,226

Medical-HMO - 7.2%
UnitedHealth Group, Inc.	191,594	48,515,433

Multimedia - 2.0%
FactSet Research Systems, Inc.	67,146	13,520,519

Professional Sports - 1.7%
Manchester United PLC, Class A	557,725	11,544,907

Real Estate Investment Trusts - 0.2%
American Homes 4 Rent, Class A	50,000	1,107,000

Resorts/Theme Parks - 6.9%
Marriott Vacations Worldwide Corp.	50,800	6,050,788
Vail Resorts, Inc.	145,000	40,146,150

		46,196,938

Semiconductor Equipment - 6.5%
Applied Materials, Inc.	901,360	43,833,137

Total Long-Term Investment Securities (cost $485,653,371)		661,869,079

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Time Deposits - 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $10,693,000)	$10,693,000	10,693,000

TOTAL INVESTMENTS (cost $496,346,371)	100.1%	672,562,079
Liabilities in excess of other assets	(0.1)	(951,623)

NET ASSETS	100.0%	$671,610,456

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$661,869,079	$—	$—	$661,869,079
Short-Term Investment Securities	—	10,693,000	—	10,693,000

Total Investments at Value	$661,869,079	$10,693,000	$—	$672,562,079

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS - July 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 28.9%
Advertising Agencies - 0.6%
WPP PLC	21,292	$333,364

Airlines - 0.7%
Deutsche Lufthansa AG	13,965	391,842

Auto-Cars/Light Trucks - 1.1%
Renault SA	3,762	331,002
Subaru Corp.	11,802	344,211

		675,213

Building-Heavy Construction - 0.6%
Bouygues SA	7,572	332,859

Building-Residential/Commercial - 0.5%
Persimmon PLC	10,177	331,243

Cellular Telecom - 1.1%
China Mobile, Ltd.	37,700	340,960
Telstra Corp., Ltd.	163,450	344,777

		685,737

Chemicals-Diversified - 0.6%
PTT Global Chemical PCL	143,200	353,005
PTT Global Chemical PCL (Foreign Registered Shares)	10,600	26,046

		379,051

Closed-End Funds - 0.6%
Bancroft Fund, Ltd.	16,351	360,703

Coal - 1.1%
China Shenhua Energy Co., Ltd.	148,500	334,755
Yanzhou Coal Mining Co., Ltd.	272,000	340,056

		674,811

Commercial Services-Finance - 0.6%
H&R Block, Inc.	14,281	359,310

Computer Services - 0.6%
International Business Machines Corp.	2,401	347,977

Computers-Other - 0.7%
General Interface Solution Holding, Ltd.	59,000	401,673

Fisheries - 0.6%
Marine Harvest ASA	16,540	361,721

Food-Retail - 0.6%
Wesfarmers, Ltd.	9,096	334,641

Gas-Distribution - 0.5%
Centrica PLC	155,607	303,568

Human Resources - 1.2%
Adecco Group AG	5,627	346,451
Randstad NV	5,615	355,092

		701,543

Medical-Drugs - 1.1%
GlaxoSmithKline PLC	16,406	340,423
Sanofi	3,962	344,317

		684,740

Metal Processors & Fabrication - 0.6%
Catcher Technology Co., Ltd.	30,000	370,305

Metal-Diversified - 1.1%
MMC Norilsk Nickel PJSC ADR	18,244	316,257
Rio Tinto, Ltd.	5,695	343,202

		659,459

Metal-Iron - 0.6%
Fortescue Metals Group, Ltd.	104,426	339,754

Oil Companies-Integrated - 1.7%
China Petroleum & Chemical Corp.	384,000	368,785
Gazprom PAO ADR	73,218	328,412
Lukoil PJSC ADR	4,797	344,036

		1,041,233

Oil Refining & Marketing - 0.6%
SK Innovation Co., Ltd.	1,966	349,339

Public Thoroughfares - 0.6%
Atlantia SpA	11,338	336,204

Real Estate Operations & Development - 0.5%
China Vanke Co., Ltd.	101,900	325,062

Retail-Apparel/Shoe - 1.0%
Hennes & Mauritz AB, Class B	20,857	324,668
L Brands, Inc.	9,156	289,970

		614,638

Retail-Jewelry - 0.6%
Pandora A/S	4,939	351,346

Retail-Major Department Stores - 0.5%
Marks & Spencer Group PLC	81,274	328,329

Semiconductor Components-Integrated Circuits - 1.1%
Nanya Technology Corp.	130,000	335,487
Winbond Electronics Corp.†	545,000	356,607

		692,094

Telecom Services - 0.5%
Telenor ASA	15,506	303,240

Telephone-Integrated - 2.2%
AT&T, Inc.	10,148	324,432
BT Group PLC	109,331	334,706
Orange SA	19,219	328,327
Telefonica SA	37,107	333,534

		1,320,999

Television - 1.1%
ITV PLC	144,518	312,368
ProSiebenSat.1 Media SE	13,244	358,236

		670,604

Tobacco - 1.7%
Imperial Brands PLC	8,683	332,749
Japan Tobacco, Inc.	12,200	347,095
Philip Morris International, Inc.	4,080	352,104

		1,031,948

Transport-Services - 1.1%
Deutsche Post AG	10,259	362,098
Royal Mail PLC	50,152	308,969

		671,067

Water - 0.6%
Veolia Environnement SA	15,230	347,831

Total Common Stocks (cost $17,237,363)		17,413,448

PREFERRED SECURITIES - 8.9%
Agricultural Operations - 0.2%
CHS, Inc. Series 4 7.50%	4,456	124,055

Banks-Commercial - 0.4%
BB&T Corp. 5.85%	1,799	46,720
BB&T Corp. Series E 5.63%	3,868	98,982
Synovus Financial Corp. Series D 6.30%	3,425	88,536

		234,238

Banks-Super Regional - 0.8%
Capital One Financial Corp. Series B 6.00%	3,600	91,800
Capital One Financial Corp. Series H 6.00%	2,788	72,070
Wells Fargo & Co. Series Y 5.63%	3,300	83,028
Wells Fargo & Co. Series W 5.70%	3,709	93,652
Wells Fargo & Co. Series Q 5.85%	1,193	31,006
Wells Fargo & Co. Series V 6.00%	4,150	108,108

		479,664

Diversified Banking Institutions - 1.4%
Bank of America Corp. Series HH 5.88%	3,700	93,462
Bank of America Corp. Series EE 6.00%	1,388	36,005
Bank of America Corp. Series GG 6.00%	8,150	210,352
Citigroup, Inc. Series S 6.30%	1,183	31,101
GMAC Capital Trust I FRS Series 2 (3 ML+ 5.79%) 8.13%	10,558	280,526
Morgan Stanley Series K 5.85%	2,825	73,252
Morgan Stanley Series I 6.38%	1,418	38,087
Morgan Stanley Series F 6.88%	2,769	75,732

		838,517

Electric-Integrated - 0.8%
DTE Energy Co. Series F 6.00%	1,725	45,506
Integrys Holding, Inc. 6.00%	4,090	107,362
PPL Capital Funding, Inc. Series B 5.90%	3,850	96,635
SCE Trust 5.00%	2,168	49,539
SCE Trust Series J 5.38%	2,027	51,830
SCE Trust Series K 5.45%	1,264	32,131
Southern Co. 6.25%	4,727	123,186

		506,189

Food-Dairy Products - 0.1%
Dairy Farmers of America, Inc. 7.88%*(2)	500	50,625

Insurance-Life/Health - 0.2%
Unum Group 6.25%	4,960	124,744

Insurance-Multi-line - 0.6%
Allstate Corp. Series G 5.63%	2,028	52,465
American Financial Group, Inc. 6.00%	4,366	110,547
American Financial Group, Inc. 6.25%	3,803	97,851
MetLife, Inc. Series E 5.63%	5,200	132,392

		393,255

Insurance-Property/Casualty - 0.6%
Arch Capital Group, Ltd. Series F 5.45%	1,386	34,110
Enstar Group, Ltd. Series D 7.00%	4,675	120,007
Hanover Insurance Group, Inc. 6.35%	2,322	58,932
WR Berkley Corp. 5.70%	5,000	123,500

		336,549

Insurance-Reinsurance - 0.5%
PartnerRe, Ltd. Series I 5.88%	2,500	63,400
Reinsurance Group of America, Inc. 5.75%	3,525	91,051
Reinsurance Group of America, Inc. 6.20%	1,440	38,606

RenaissanceRe Holdings, Ltd. Series F 5.75%	4,400	111,584

		304,641

Investment Management/Advisor Services - 0.1%
Ares Management LP Series A 7.00%	2,675	71,690

Pipelines - 0.2%
Enbridge, Inc. Series B 6.38%	5,450	139,084

Private Equity - 0.2%
Apollo Global Management LLC Series B 6.38%	5,351	133,935

Real Estate Investment Trusts - 1.6%
American Homes 4 Rent Series E 6.35%	3,167	82,310
American Homes 4 Rent Series D 6.50%	3,196	83,735
Colony Capital, Inc. Series E 8.75%	3,272	86,054
DDR Corp. Series K 6.25%	35	849
DDR Corp. Series J 6.50%	4,625	114,977
Global Net Lease, Inc. Series A 7.25%	1,700	42,908
Kimco Realty Corp. Series K 5.63%	2,750	67,238
Monmouth Real Estate Investment Corp. Series C 6.13%	2,000	48,998
National Retail Properties, Inc. Series E 5.70%	2,479	62,644
National Storage Affiliates Trust Series A 6.00%	2,845	71,125
SL Green Realty Corp. Series I 6.50%	2,600	66,664
Spirit Realty Capital, Inc. Series A 6.00%	1,925	45,238
Summit Hotel Properties, Inc. Series E 6.25%	2,414	56,874
Taubman Centers, Inc. Series K 6.25%	534	13,323
VEREIT, Inc. Series F 6.70%	3,752	95,526

		938,463

Sovereign Agency - 0.9%
AgriBank FCB 6.88%	1,250	133,750
CoBank ACB Series F 6.25%	900	94,500
CoBank ACB Series H 6.20%	700	74,270
Farm Credit Bank of Texas 6.75%*	1,200	128,400
Farm Credit Bank of Texas Series 1 10.00%	100	113,250

		544,170

Telecom Services - 0.2%
Centaur Funding Corp. Series B 9.08%*	100	112,325

Telephone-Integrated - 0.1%
AT&T, Inc. 5.63%	2,000	49,700

Total Preferred Securities (cost $5,143,864)		5,381,844

PREFERRED SECURITIES/CAPITAL SECURITIES - 19.6%
Banks-Commercial - 2.3%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	$350,000	373,800
DNB Bank ASA 6.50% due 03/26/2022(1)	200,000	206,892
ING Groep NV 6.88% due 04/16/2022(1)	200,000	205,500
Skandinaviska Enskilda Banken AB 5.75% due 05/13/2020(1)	200,000	199,744
Standard Chartered PLC 7.75% due 04/02/2023*(1)	200,000	208,500
Swedbank AB 6.00% due 03/17/2022(1)	200,000	200,000

		1,394,436

Banks-Fiduciary - 0.1%
State Street Corp. Series F 5.25% due 09/15/2020(1)	50,000	51,250

Banks-Money Center - 0.4%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	123,750
HSBC Capital Funding Dollar 1 LP 10.18% due 06/30/2030*(1)	75,000	112,875

		236,625

Banks-Super Regional - 1.0%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	130,000	140,238
Wells Fargo & Co. Series U 5.88% due 06/15/2025(1)	85,000	88,910
Wells Fargo & Co. FRS 6.11% (3 ML+3.77%) due 09/15/2018(1)	270,000	272,214
Wells Fargo Capital X 5.95% due 12/01/2086	115,000	123,481

		624,843

Diversified Banking Institutions - 6.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(1)	105,000	109,436
Bank of America Corp. Series X 6.25% due 09/05/2024(1)	174,000	181,178
Bank of America Corp. Series Z 6.50% due 10/23/2024(1)	180,000	193,050
BNP Paribas SA 7.63% due 03/30/2021*(1)	400,000	426,000
Citigroup, Inc. 5.90% due 02/15/2023(1)	95,000	97,223
Citigroup, Inc. 5.95% due 01/30/2023(1)	74,000	75,850
Citigroup, Inc. Series R 6.13% due 11/15/2020(1)	200,000	208,000
Citigroup, Inc. Series T 6.25% due 08/15/2026(1)	81,000	83,884
Credit Agricole SA 8.13% due 12/23/2025*(1)	200,000	219,500
Credit Suisse Group AG 7.50% due 07/17/2023I*(1)	200,000	205,750
HSBC Holdings PLC 6.88% due 06/01/2021(1)	200,000	210,500
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(1)	220,000	223,850
JPMorgan Chase & Co. FRS Series I 5.81% (3 ML +3.47%) due 10/30/2018(1)	134,000	134,590
JPMorgan Chase & Co. Series S 6.75% due 02/01/2024(1)	265,000	289,513
Morgan Stanley Series J 5.55% due 07/15/2020(1)	100,000	102,500
Royal Bank of Scotland Group PLC 7.65% due 09/30/2031(1)	35,000	43,575
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(1)	200,000	215,820
Societe Generale SA 7.88% due 12/18/2023*(1)	200,000	211,250
UBS Group AG 7.13% due 02/19/2020(1)	200,000	207,500
UBS Group AG 7.13% due 08/10/2021(1)	200,000	211,094

		3,650,063

Diversified Manufacturing Operations - 0.7%
General Electric Co. Series D 5.00% due 01/21/2021(1)	416,000	409,390

Diversified Minerals - 0.7%
BHP Billiton Finance USA, Ltd. 6.25% due 10/19/2075*	200,000	210,400
BHP Billiton Finance USA, Ltd. 6.75% due 10/19/2075*	200,000	219,400

		429,800

Electric-Generation - 0.3%
Electricite de France SA 5.25% due 01/29/2023*(1)	200,000	198,250

Electric-Integrated - 1.2%
Emera, Inc. Series 16-A 6.75% due 06/15/2076	168,000	176,400
Enel SpA 8.75% due 09/24/2073*	200,000	221,000
Southern California Edison Co. 6.25% due 02/01/2022(1)	85,000	90,631
Southern Co. Series B 5.50% due 03/15/2057	215,000	222,387

		710,418

Gas-Distribution - 0.2%
NiSource, Inc. 5.65% due 06/15/2023*(1)	135,000	134,325

Insurance-Life/Health - 3.7%
Dai-ichi Life Insurance Co., Ltd. 5.10% due 10/28/2024*(1)	200,000	202,940
Dai-ichi Life Insurance Co., Ltd. 7.25% due 07/25/2021*(1)	150,000	162,188
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	200,000	188,002
La Mondiale SAM 4.80% due 01/18/2048	200,000	175,278
La Mondiale SAM 7.63% due 04/23/2019(1)	200,000	204,750
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*	200,000	203,250
Nippon Life Insurance Co. 5.00% due 10/18/2042*	200,000	203,168
Nippon Life Insurance Co. 5.10% due 10/16/2044*	200,000	203,500

Prudential Financial, Inc. 5.20% due 03/15/2044	90,000	89,325
Prudential Financial, Inc. 5.63% due 06/15/2043	197,000	204,978
Prudential Financial, Inc. 5.88% due 09/15/2042	130,000	138,476
Sumitomo Life Insurance Co. 6.50% due 09/20/2073*	200,000	217,020

		2,192,875

Insurance-Multi-line - 1.6%
Assurant, Inc. 7.00% due 03/27/2048	100,000	102,000
Hartford Financial Services Group, Inc. FRS 4.47% (3 ML+2.13%) due 02/12/2067*	95,000	89,300
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	124,133
MetLife, Inc. Series C 5.25% due 06/15/2020(1)	157,000	159,905
MetLife, Inc. 5.88% due 03/15/2028(1)	45,000	46,089
MetLife, Inc. 9.25% due 04/08/2068*	100,000	136,000
MetLife, Inc. 10.75% due 08/01/2069	85,000	130,581
Voya Financial, Inc. 5.65% due 05/15/2053	166,000	167,404

		955,412

Insurance-Mutual - 0.1%
Liberty Mutual Group, Inc. FRS 5.25% (3 ML+2.91%) due 03/07/2067*	75,000	73,687

Insurance-Property/Casualty - 0.4%
Mitsui Sumitomo Insurance Co., Ltd. 7.00% due 03/15/2072*	50,000	54,380
QBE Insurance Group, Ltd. 6.75% due 12/02/2044	200,000	206,662

		261,042

Pipelines - 0.6%
Enbridge, Inc. 6.25% due 03/01/2078	35,000	34,178
Enterprise Products Operating LLC FRS Series A 6.07% (3 ML +3.71%) due 08/01/2066	93,000	93,170
TransCanada Trust 5.63% due 05/20/2075	52,000	51,317
TransCanada Trust Series 16-A 5.88% due 08/15/2076	178,000	180,225

		358,890

Sovereign Agency - 0.2%
CoBank ACB Series I 6.25% due 10/01/2026(1)	123,000	130,995

Total Preferred Securities/Capital Securities (cost $11,846,462)		11,812,301

REGISTERED INVESTMENT COMPANIES(3) - 38.4%
Domestic Equity Investment Companies - 6.0%
Eaton Vance Tax-Advantaged Dividend Income Fund	23,077	543,925
Eaton Vance Tax-Managed Diversified Equity Income Fund	39,045	492,748
First Trust Energy Income and Growth Fund	15,877	363,424
Gabelli Dividend & Income Trust	32,555	779,367
Gabelli Equity Trust, Inc.	81,900	525,798
Reaves Utility Income Fund	23,797	721,525
Tortoise MLP Fund, Inc.	10,000	157,000

		3,583,787

Domestic Fixed Income Investment Companies - 25.8%
AllianzGI Convertible & Income Fund	73,940	518,319
AllianzGI Convertible & Income Fund II	98,834	594,981
BlackRock Corporate High Yield Fund, Inc.	75,129	795,616
BlackRock Floating Rate Income Strategies Fund, Inc.	6,110	83,951
BlackRock Limited Duration Income Trust	18,879	282,241
BlackRock MuniHoldings Investment Quality Fund	24,566	314,936
BlackRock MuniYield Quality Fund III, Inc.	18,006	224,355
BlackRock Taxable Municipal Bond Trust	12,827	282,066
Calamos Convertible and High Income Fund	61,997	797,901
DoubleLine Income Solutions Fund	41,579	835,738
Eaton Vance Limited Duration Income Fund	47,345	596,074
Eaton Vance Senior Floating-Rate Trust	7,841	111,499
Eaton Vance Senior Income Trust	28,742	183,949
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	38,160	730,764
Flaherty & Crumrine Total Return Fund, Inc.	20,825	410,252
Franklin Limited Duration Income Trust	15,233	170,000
Guggenheim Taxable Municipal Managed Duration Trust	14,301	307,328
Invesco Dynamic Credit Opportunities Fund	30,138	347,491
John Hancock Preferred Income Fund	37,710	827,357
MFS Multimarket Income Trust	28,969	161,068
New America High Income Fund, Inc.	94,470	797,327

Nuveen AMT-Free Quality Municipal Income Fund	22,728	295,237
Nuveen Credit Strategies Income Fund	70,168	553,626
Nuveen Floating Rate Income Fund	8,667	89,270
Nuveen Floating Rate Income Opportunity Fund	13,139	134,412
Nuveen Municipal Credit Income Fund	22,018	317,279
Nuveen Municipal Value Fund, Inc.	17,799	168,201
Nuveen Preferred Income Opportunities Fund	95,918	905,466
Nuveen Short Duration Credit Opportunities Fund	10,266	171,134
PIMCO Corporate & Income Opportunity Fund	17,437	312,994
PIMCO Dynamic Credit and Mortgage Income Fund	43,464	1,044,875
PIMCO High Income Fund	65,582	568,596
PIMCO Income Strategy Fund II	57,760	618,032
Pioneer Floating Rate Trust	12,997	143,877
Pioneer High Income Trust	42,175	388,854
Wells Fargo Income Opportunities Fund	22,011	174,767
Western Asset Global Corporate Defined Opportunity Fund, Inc.	8,868	146,588
Western Asset High Yield Defined Opportunity Fund, Inc.	10,089	145,282

		15,551,703

Domestic Mixed Allocation Investment Company - 1.5%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	38,233	919,503

International Fixed Income Investment Companies - 5.1%
AllianceBernstein Global High Income Fund, Inc.	21,083	246,039
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	24,701	283,567
First Trust Aberdeen Global Opportunity Income Fund	5,094	51,653
Nuveen Preferred & Income Term Fund	21,487	496,994
PIMCO Dynamic Income Fund	26,147	861,544
PIMCO Income Opportunity Fund	24,605	676,637
Wells Fargo Multi-Sector Income Fund	21,301	269,671
Western Asset Global High Income Fund, Inc.	22,138	203,670

		3,089,775

Total Registered Investment Companies (cost $23,292,645)		23,144,768

U.S. CORPORATE BONDS & NOTES - 0.1%
Food-Dairy Products - 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.25% due 04/04/2027*(1) (cost $30,000)	30,000	32,550

Total Long-Term Investment Securities (cost $57,550,334)		57,784,911

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Time Deposits - 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $2,071,000)	2,071,000	2,071,000

REPURCHASE AGREEMENTS - 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $350,003 and collateralized by $360,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13%, due 07/15/2026 and having an approximate value of $357,872 (cost $350,000)	350,000	350,000

TOTAL INVESTMENTS (cost $59,971,334)	100.0%	60,205,911
Other assets less liabilities	0.0	7,743

NET ASSETS	100.0%	$60,213,654

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $5,046,268 representing 8.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $50,625 representing 0.1% of net assets.
(3)	Represents common shares of closed-end investment companies.
ADR	- American Depositary Receipt
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,060,542	$15,352,906	**	$—	$17,413,448
Preferred Securities:
Electric-Integrated	398,827	107,362		—	506,189
Food-Dairy Products	—	50,625		—	50,625
Insurance-Life/Health	—	124,744		—	124,744
Sovereign Agency	74,270	469,900		—	544,170
Telecom Services	—	112,325		—	112,325
Other Industries	4,043,791	—		—	4,043,791
Preferred Securities/Capital Securities	—	11,812,301		—	11,812,301
Registered Investment Companies	23,144,768	—		—	23,144,768
U.S. Corporate Bonds & Notes	—	32,550		—	32,550
Short-Term Investment Securities	—	2,071,000		—	2,071,000
Repurchase Agreements	—	350,000		—	350,000

Total Investments at Value	$29,722,198	$30,483,713		$—	$60,205,911

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,051,484 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 89.7%
Advanced Materials - 0.1%
Haynes International, Inc.	148	$6,284
Rogers Corp.†	219	25,529

		31,813

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A†	693	3,534
Telaria, Inc.†	524	1,955

		5,489

Advertising Sales - 0.0%
Boston Omaha Corp., Class A†	60	1,198
Clear Channel Outdoor Holdings, Inc., Class A	442	1,967

		3,165

Advertising Services - 0.0%
Forrester Research, Inc.	122	5,643

Aerospace/Defense - 0.1%
AeroVironment, Inc.†	253	18,623
Cubic Corp.	302	20,566
Esterline Technologies Corp.†	312	26,614
Kratos Defense & Security Solutions, Inc.†	1,051	13,579
National Presto Industries, Inc.	59	7,354

		86,736

Aerospace/Defense-Equipment - 0.3%
AAR Corp.	388	18,395
Aerojet Rocketdyne Holdings, Inc.†	834	28,106
Astronics Corp.†	252	10,334
Ducommun, Inc.†	127	4,233
Kaman Corp.	329	21,786
KLX, Inc.†	600	43,830
Moog, Inc., Class A	383	28,729
MSA Safety, Inc.	407	41,058
Triumph Group, Inc.	582	12,135

		208,606

Agricultural Biotech - 0.0%
Calyxt, Inc.†	61	1,071
Marrone Bio Innovations, Inc.†	651	1,322

		2,393

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	1,140	4,868

Agricultural Operations - 0.0%
Alico, Inc.	39	1,248
Andersons, Inc.	325	11,456
Cadiz, Inc.†	258	3,457
Limoneira Co.	146	3,980
Tejon Ranch Co.†	251	5,874

		26,015

Airlines - 0.2%
Allegiant Travel Co.	154	19,035
Hawaiian Holdings, Inc.	601	24,100
SkyWest, Inc.	608	36,419
Spirit Airlines, Inc.†	819	35,577

		115,131

Apparel Manufacturers - 0.0%
Oxford Industries, Inc.	200	18,424
Superior Uniform Group, Inc.	107	2,243

		20,667

Appliances - 0.0%
Hamilton Beach Brands Holding Co., Class A	77	1,956
iRobot Corp.†	323	25,598

		27,554

Applications Software - 1.1%
Appfolio, Inc., Class A†	176	12,707
Brightcove, Inc.†	417	3,565
Ebix, Inc.	287	22,773
Five9, Inc.†	677	21,596
HubSpot, Inc.†	432	53,611
Immersion Corp.†	362	5,083
MINDBODY, Inc., Class A†	512	19,123
New Relic, Inc.†	529	51,683
Park City Group, Inc.†	159	1,312
PDF Solutions, Inc.†	330	3,465
Progress Software Corp.	540	19,867
Rapid7, Inc.†	430	11,958
Telenav, Inc.†	369	1,993
Upland Software, Inc.†	19,314	604,915

		833,651

Athletic Equipment - 0.1%
Clarus Corp.†	253	2,277
Fox Factory Holding Corp.†	430	21,371
Nautilus, Inc.†	356	5,073
Vista Outdoor, Inc.†	681	11,059

		39,780

Auction Houses/Art Dealers - 0.0%
Sotheby’s†	445	23,634

Audio/Video Products - 0.1%
Daktronics, Inc.	429	3,685
Roku, Inc.†	517	23,482
Universal Electronics, Inc.†	164	5,732

		32,899

Auto Repair Centers - 0.0%
Monro, Inc.	380	25,631

Auto-Heavy Duty Trucks - 0.5%
Blue Bird Corp.†	15,553	350,720
Navistar International Corp.†	587	25,282
REV Group, Inc.	357	6,130

		382,132

Auto-Truck Trailers - 0.0%
Wabash National Corp.	685	13,563

Auto/Truck Parts & Equipment-Original - 0.3%
Altra Industrial Motion Corp.	345	15,145
American Axle & Manufacturing Holdings, Inc.†	1,330	22,238
Cooper-Standard Holding, Inc.†	214	28,847
Dana, Inc.	1,745	37,256
Gentherm, Inc.†	438	19,841
Meritor, Inc.†	1,005	20,703
Miller Industries, Inc.	132	3,439
Modine Manufacturing Co.†	591	10,313
Spartan Motors, Inc.	407	6,003
Superior Industries International, Inc.	293	5,377

Tenneco, Inc.	607	27,983
Titan International, Inc.	599	6,343
Tower International, Inc.	237	7,655

		211,143

Auto/Truck Parts & Equipment-Replacement - 1.2%
Commercial Vehicle Group, Inc.†	39,334	275,731
Dorman Products, Inc.†	320	23,898
Douglas Dynamics, Inc.	11,756	577,220
Motorcar Parts of America, Inc.†	227	4,903
Standard Motor Products, Inc.	253	12,331

		894,083

B2B/E-Commerce - 0.0%
ePlus, Inc.†	162	15,981

Banks-Commercial - 6.1%
1st Constitution Bancorp	88	1,958
1st Source Corp.	187	10,577
Access National Corp.	182	5,056
ACNB Corp.	81	2,778
Allegiance Bancshares, Inc.†	140	6,293
American National Bankshares, Inc.	98	3,949
Ameris Bancorp	476	22,182
Ames National Corp.	103	3,239
Arrow Financial Corp.	141	5,457
Atlantic Capital Bancshares, Inc.†	304	5,426
Auburn National Bancorporation, Inc.	28	1,358
BancFirst Corp.	215	13,351
Bancorp, Inc.†	601	5,836
BancorpSouth Bank	1,141	37,539
Bank of Commerce Holdings	185	2,313
Bank of Marin Bancorp	81	7,197
Bank of N.T. Butterfield & Son, Ltd.	651	32,198
Bank of Princeton†	69	2,340
Bankwell Financial Group, Inc.	74	2,405
Banner Corp.	382	24,055
Bar Harbor Bankshares	182	5,273
Baycom Corp.†	122	2,960
BCB Bancorp, Inc.	162	2,414
Blue Hills Bancorp, Inc.	274	6,001
Bridge Bancorp, Inc.	198	7,088
Bridgewater Bancshares, Inc.†	59	752
Bryn Mawr Bank Corp.	8,879	433,739
Business First Bancshares	113	2,921
Byline Bancorp, Inc.†	194	4,373
C&F Financial Corp.	40	2,500
Cadence BanCorp	713	19,415
Cambridge Bancorp	44	3,958
Camden National Corp.	184	8,482
Capital City Bank Group, Inc.	136	3,294
Capstar Financial Holdings, Inc.	93	1,665
Carolina Financial Corp.	233	9,728
Cass Information Systems, Inc.	143	9,631
Cathay General Bancorp, Class B	923	38,388
CB Financial Services, Inc.	56	1,837
CBTX, Inc.	222	8,298
CenterState Bank Corp.	986	27,361
Central Pacific Financial Corp.	343	9,453
Central Valley Community Bancorp	137	2,944
Century Bancorp, Inc., Class A	34	2,630
Chemical Financial Corp.	851	48,337
Chemung Financial Corp.	39	1,753
Citizens & Northern Corp.	141	3,818
City Holding Co.	179	14,406
Civista Bancshares, Inc.	120	2,968
CNB Financial Corp.	173	5,365
CoBiz Financial, Inc.	462	10,118
Codorus Valley Bancorp, Inc.	103	3,217
Columbia Banking System, Inc.	861	35,241
Community Bank System, Inc.	599	37,887
Community Financial Corp.	58	2,017
Community Trust Bancorp, Inc.	185	9,033
ConnectOne Bancorp, Inc.	360	8,928
County Bancorp, Inc.	61	1,613
Customers Bancorp, Inc.†	350	8,914
CVB Financial Corp.	1,237	29,589
Eagle Bancorp, Inc.†	381	20,593
Enterprise Bancorp, Inc.	115	4,369
Enterprise Financial Services Corp.	271	15,244
Equity Bancshares, Inc., Class A†	159	6,439
Esquire Financial Holdings, Inc.†	71	1,813
Evans Bancorp, Inc.	56	2,624
Farmers & Merchants Bancorp, Inc.	107	4,990
Farmers Capital Bank Corp.	88	4,954
Farmers National Banc Corp.	302	4,824
FB Financial Corp.	157	6,682
FCB Financial Holdings, Inc., Class A†	506	25,806
Fidelity D&D Bancorp, Inc.	33	2,077
Fidelity Southern Corp.	261	6,246
Financial Institutions, Inc.	183	5,801
First Bancorp, Inc./Maine	121	3,691
First Bancorp, Inc./North Carolina	349	14,456
First BanCorp./Puerto Rico†	2,550	20,961
First Bancshares, Inc.	148	5,705
First Bank	195	2,759
First Busey Corp.	522	16,558
First Business Financial Services, Inc.	99	2,352
First Choice Bancorp	70	2,009
First Commonwealth Financial Corp.	1,191	20,092
First Community Bancshares, Inc.	195	6,343
First Community Corp.	86	2,129
First Connecticut Bancorp, Inc.	169	5,256
First Financial Bancorp	1,139	34,569
First Financial Bankshares, Inc.	775	43,865
First Financial Corp.	142	7,299
First Foundation, Inc.†	25,083	394,305
First Guaranty Bancshares, Inc.	57	1,505
First Internet Bancorp	97	3,085
First Interstate BancSystem, Inc., Class A	392	16,915
First Merchants Corp.	589	27,801
First Mid-Illinois Bancshares, Inc.	142	5,724
First Midwest Bancorp, Inc.	1,222	32,591
First Northwest Bancorp†	114	1,845
First of Long Island Corp.	293	6,387
First United Corp.	82	1,533
Franklin Financial Network, Inc.†	153	5,990
Fulton Financial Corp.	2,056	35,672
German American Bancorp, Inc.	251	9,197

Glacier Bancorp, Inc.	1,013	43,255
Great Southern Bancorp, Inc.	132	7,795
Great Western Bancorp, Inc.	707	29,588
Green Bancorp, Inc.	16,510	401,193
Guaranty Bancorp	306	9,195
Guaranty Bancshares, Inc.	92	2,885
Hancock Holding Co.†	1,016	51,054
Hanmi Financial Corp.	381	9,544
HarborOne Bancorp, Inc.†	173	3,175
Heartland Financial USA, Inc.	350	20,562
Heritage Commerce Corp.	477	7,265
Heritage Financial Corp.	402	14,090
Home BancShares, Inc.	1,901	44,084
Hope Bancorp, Inc.	1,549	25,992
Horizon Bancorp	442	9,286
Howard Bancorp, Inc.†	156	2,512
IBERIABANK Corp.	670	55,677
Independent Bank Corp./Massachusetts	325	28,730
Independent Bank Corp./Michigan	262	6,419
International Bancshares Corp.	660	29,337
Investar Holding Corp.	106	2,841
Kearny Financial Corp.	1,158	16,617
Lakeland Bancorp, Inc.	537	10,418
Lakeland Financial Corp.	291	14,111
LCNB Corp.	107	1,990
LegacyTexas Financial Group, Inc.	568	24,895
Level One Bancorp, Inc.	17	468
Live Oak Bancshares, Inc.	304	8,649
Luther Burbank Corp.	170	1,850
Macatawa Bank Corp.	310	3,804
MB Financial, Inc.	991	48,014
MBT Financial Corp.	213	2,428
Mercantile Bank Corp.	194	6,891
Merchants Bancorp	192	4,706
Metropolitan Bank Holding Corp.†	7,838	385,159
Mid Penn Bancorp, Inc.	56	1,837
Middlefield Banc Corp.	36	1,825
Midland States Bancorp, Inc.	252	8,487
MidSouth Bancorp, Inc.	178	2,519
MidWestOne Financial Group, Inc.	133	4,277
MVB Financial Corp.	100	1,650
National Bankshares, Inc.	81	3,827
National Commerce Corp.†	178	7,761
NBT Bancorp, Inc.	508	20,442
Nicolet Bankshares, Inc.†	99	5,480
Northeast Bancorp	88	1,888
Northrim BanCorp, Inc.	81	3,264
Norwood Financial Corp.	69	2,594
Oak Valley Bancorp	83	1,820
OFG Bancorp	517	8,608
Ohio Valley Banc Corp.	49	2,396
Old Line Bancshares, Inc.	187	6,410
Old National Bancorp	1,803	35,068
Old Second Bancorp, Inc.	346	5,363
OP Bancorp†	148	1,869
Opus Bank	235	6,650
Origin Bancorp, Inc.	195	7,921
Orrstown Financial Services, Inc.	89	2,341
Pacific Mercantile Bancorp†	185	1,813
Park National Corp.	160	17,523
PCSB Financial Corp.	198	3,897
Peapack Gladstone Financial Corp.	219	7,201
Penns Woods Bancorp, Inc.	55	2,508
People’s Utah Bancorp	183	6,652
Peoples Bancorp of North Carolina, Inc.	55	1,726
Peoples Bancorp, Inc.	211	7,642
Peoples Financial Services Corp.	82	3,780
Preferred Bank	6,689	416,323
Premier Financial Bancorp, Inc.	141	2,680
Provident Bancorp, Inc.†	51	1,400
QCR Holdings, Inc.	156	6,778
RBB Bancorp	163	4,918
Reliant Bancorp, Inc.	120	3,325
Renasant Corp.	575	25,691
Republic Bancorp, Inc., Class A	115	5,505
Republic First Bancorp, Inc.†	525	4,147
S&T Bancorp, Inc.	411	18,396
Sandy Spring Bancorp, Inc.	413	16,152
SB One Bancorp	85	2,435
Seacoast Banking Corp. of Florida†	549	16,091
Select Bancorp, Inc.†	134	1,743
ServisFirst Bancshares, Inc.	555	23,449
Shore Bancshares, Inc.	150	2,898
Sierra Bancorp	168	4,963
Simmons First National Corp., Class A	1,080	32,184
SmartFinancial, Inc.†	136	3,495
South State Corp.	436	36,493
Southern First Bancshares, Inc.†	82	3,604
Southern National Bancorp of Virginia, Inc.	233	4,087
Southside Bancshares, Inc.	396	13,579
Spirit of Texas Bancshares, Inc.†	25	547
State Bank Financial Corp.	450	14,152
Sterling Bancorp, Inc.	205	2,628
Stock Yards Bancorp, Inc.	257	9,805
Summit Financial Group, Inc.	131	3,354
Tompkins Financial Corp.	176	15,080
Towne Bank	786	25,388
TriCo Bancshares	303	11,762
TriState Capital Holdings, Inc.†	266	7,820
Triumph Bancorp, Inc.†	286	10,968
TrustCo Bank Corp.	1,117	10,165
Trustmark Corp.	804	28,293
UMB Financial Corp.	541	38,892
Union Bankshares Corp.	781	31,638
United Bankshares, Inc.	1,208	44,636
United Community Banks, Inc.	936	28,108
United Security Bancshares	157	1,688
Unity Bancorp, Inc.	92	2,245
Univest Corp. of Pennsylvania	344	9,391
Valley National Bancorp	3,851	44,864
Veritex Holdings, Inc.†	277	8,537
Washington Trust Bancorp, Inc.	180	10,521
WesBanco, Inc.	531	25,950
West Bancorporation, Inc.	189	4,687
Westamerica Bancorporation	307	18,426
Western New England Bancorp, Inc.	321	3,483

		4,471,754

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	994	14,314
Parke Bancorp, Inc.	83	1,959
Union Bankshares, Inc.	46	2,431

		18,704

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.	330	19,556

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	252	16,909
National Bank Holdings Corp., Class A	343	13,576

		30,485

Batteries/Battery Systems - 0.1%
EnerSys	503	41,281

Beverages-Non-alcoholic - 0.7%
Celsius Holdings, Inc.†	272	1,161
Coca-Cola Bottling Co. Consolidated	56	8,127
National Beverage Corp.†	140	14,771
Primo Water Corp.†	29,227	512,934

		536,993

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	158	12,967

Brewery - 0.3%
Boston Beer Co., Inc., Class A†	100	27,495
Craft Brew Alliance, Inc.†	152	3,010
New Age Beverages Corp.†	89,672	182,034

		212,539

Broadcast Services/Program - 0.0%
Hemisphere Media Group, Inc.†	216	2,592
MSG Networks, Inc., Class A†	714	16,815

		19,407

Building & Construction Products-Misc. - 0.4%
American Woodmark Corp.†	169	14,103
Armstrong Flooring, Inc.†	254	3,320
Builders FirstSource, Inc.†	1,348	24,170
Caesarstone, Ltd.	273	4,300
Forterra, Inc.†	225	2,036
Gibraltar Industries, Inc.†	381	16,554
Louisiana-Pacific Corp.	1,743	46,921
NCI Building Systems, Inc.†	508	8,103
Patrick Industries, Inc.†	284	17,395
Quanex Building Products Corp.	416	7,363
Simpson Manufacturing Co., Inc.	494	36,042
Summit Materials, Inc., Class A†	1,338	33,584
Trex Co., Inc.†	705	54,807

		268,698

Building & Construction-Misc. - 0.2%
Aegion Corp.†	383	9,491
Comfort Systems USA, Inc.	437	24,275
EMCOR Group, Inc.	693	53,326
IES Holdings, Inc.†	99	1,777
MYR Group, Inc.†	192	7,083
TopBuild Corp.†	423	31,421
Williams Scotsman Corp.†	389	6,496

		133,869

Building Products-Air & Heating - 0.0%
AAON, Inc.	492	18,573

Building Products-Cement - 0.0%
Continental Building Products, Inc.†	443	14,132
US Concrete, Inc.†	192	9,696

		23,828

Building Products-Doors & Windows - 0.9%
Apogee Enterprises, Inc.	330	16,751
Griffon Corp.	347	6,211
JELD-WEN Holding, Inc.†	837	22,967
Masonite International Corp.†	327	22,318
PGT Innovations , Inc.†	25,684	616,416

		684,663

Building Products-Light Fixtures - 0.1%
Cree, Inc.†	1,201	56,627

Building Products-Wood - 0.1%
Boise Cascade Co.	464	20,068
Universal Forest Products, Inc.	715	26,341

		46,409

Building-Heavy Construction - 0.8%
Dycom Industries, Inc.†	360	32,097
Granite Construction, Inc.	524	28,270
MasTec, Inc.†	774	36,030
Orion Group Holdings, Inc.†	329	3,017
Primoris Services Corp.	499	13,478
Sterling Construction Co., Inc.†	36,387	488,677
Tutor Perini Corp.†	446	8,251

		609,820

Building-Maintenance & Services - 0.0%
ABM Industries, Inc.	789	24,617

Building-Mobile Home/Manufactured Housing - 1.8%
Cavco Industries, Inc.†	2,495	530,063
Skyline Corp.	15,445	396,627
Winnebago Industries, Inc.	9,499	379,010

		1,305,700

Building-Residential/Commercial - 0.2%
AV Homes, Inc.†	143	3,082
Beazer Homes USA, Inc.†	375	4,804
Century Communities, Inc.†	307	9,363
Green Brick Partners, Inc.†	293	2,842
Hovnanian Enterprises, Inc., Class A†	1,447	2,272
Installed Building Products, Inc.†	262	14,305
KB Home	1,025	24,344
LGI Homes, Inc.†	221	11,423
M/I Homes, Inc.†	330	8,534
MDC Holdings, Inc.	541	15,711
Meritage Homes Corp.†	462	19,935
New Home Co., Inc.†	154	1,420
Taylor Morrison Home Corp., Class A†	1,338	26,131
TRI Pointe Group, Inc.†	1,806	25,591
William Lyon Homes, Class A†	381	8,317

		178,074

Cable/Satellite TV - 0.0%
WideOpenWest, Inc.†	365	3,971

Capacitors - 0.6%
KEMET Corp.†	17,374	451,550

Casino Hotels - 0.1%
Boyd Gaming Corp.	983	36,715
Century Casinos, Inc.†	322	2,624
Monarch Casino & Resort, Inc.†	135	6,436

		45,775

Casino Services - 0.1%
Eldorado Resorts, Inc.†	786	33,680
Scientific Games Corp.†	656	31,521

		65,201

Cellular Telecom - 0.1%
ATN International, Inc.	125	7,985
Liberty Latin America, Ltd., Class A†	518	9,883
Liberty Latin America, Ltd., Class C†	1,357	26,272
NII Holdings, Inc.†	1,059	6,566

		50,706

Chemicals-Diversified - 0.1%
Aceto Corp.	1	3
AdvanSix, Inc.†	366	14,812
Codexis, Inc.†	607	8,741
Innophos Holdings, Inc.	232	10,482
Innospec, Inc.	289	23,395
Koppers Holdings, Inc.†	246	9,237
Quaker Chemical Corp.	156	27,696

		94,366

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	612	11,040

Chemicals-Other - 0.0%
American Vanguard Corp.	342	7,421

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	318	13,785
Landec Corp.†	323	4,522
PolyOne Corp.	953	42,742

		61,049

Chemicals-Specialty - 1.2%
AgroFresh Solutions, Inc.†	376	2,673
Balchem Corp.	383	38,411
CSW Industrials, Inc.†	188	10,199
Ferro Corp.†	1,006	22,655
GCP Applied Technologies, Inc.†	858	25,011
H.B. Fuller Co.	604	34,235
Hawkins, Inc.	116	4,327
Ingevity Corp.†	506	50,433
KMG Chemicals, Inc.	7,138	512,508
Kraton Corp.†	370	17,793
Minerals Technologies, Inc.	422	31,903
Oil-Dri Corp. of America	60	2,542
OMNOVA Solutions, Inc.†	522	4,881
PQ Group Holdings, Inc.†	437	7,875
Sensient Technologies Corp.	508	35,235
Stepan Co.	242	21,194
Tronox, Ltd., Class A	1,117	20,609
Valhi, Inc.	301	1,613

		844,097

Circuit Boards - 0.0%
Park Electrochemical Corp.	230	5,085
TTM Technologies, Inc.†	1,119	19,426

		24,511

Coal - 0.1%
Advanced Emissions Solutions, Inc.	225	2,554
Arch Coal, Inc., Class A	229	19,371
Cloud Peak Energy, Inc.†	884	2,307
CONSOL Energy, Inc.†	335	13,946
Hallador Energy Co.	198	1,388
NACCO Industries, Inc., Class A	45	1,485
Peabody Energy Corp.	964	40,960
Ramaco Resources, Inc.†	71	464
SunCoke Energy, Inc.†	775	8,843
Warrior Met Coal, Inc.	428	11,072

		102,390

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	270	6,140

Coffee - 0.0%
Farmer Bros. Co.†	120	3,462

Commercial Services - 0.7%
Acacia Research Corp.†	591	2,246
Care.com, Inc.†	18,978	341,984
Emerald Expositions Events, Inc.	296	5,713
Healthcare Services Group, Inc.	884	35,590
HMS Holdings Corp.†	989	23,667
Medifast, Inc.	139	23,863
National Research Corp.	132	5,009
Nutrisystem, Inc.	352	14,080
PFSweb, Inc.†	181	1,741
Reis, Inc.	108	2,306
ServiceSource International, Inc.†	923	3,230
SP Plus Corp.†	270	10,530
Team, Inc.†	353	7,695
Weight Watchers International, Inc.†	460	41,184

		518,838

Commercial Services-Finance - 1.0%
Cardtronics PLC, Class A†	473	11,977
CBIZ, Inc.†	616	13,552
Everi Holdings, Inc.†	778	5,718
EVERTEC, Inc.	727	16,939
Green Dot Corp., Class A†	569	45,133
MoneyGram International, Inc.†	368	2,407
PRGX Global, Inc.†	63,219	572,132
Travelport Worldwide, Ltd.	1,497	28,293

		696,151

Communications Software - 0.1%
Avaya Holdings Corp.†	1,249	25,704
Digi International, Inc.†	320	4,320
pdvWireless, Inc.†	112	3,349
Ribbon Communications, Inc.†	629	4,268

		37,641

Computer Aided Design - 0.0%
Altair Engineering, Inc., Class A†	298	10,460

Computer Data Security - 0.1%
Carbon Black, Inc.†	96	1,993
ForeScout Technologies, Inc.†	344	11,682
OneSpan, Inc.†	376	6,129
Qualys, Inc.†	402	35,014
Varonis Systems, Inc.†	331	19,786

		74,604

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	494	10,201

Computer Services - 1.3%
CACI International, Inc., Class A†	293	51,334
Carbonite, Inc.†	17,648	605,326
ConvergeOne Holdings, Inc.	295	2,802
Convergys Corp.	1,089	26,789
Engility Holdings, Inc.†	217	7,508
ExlService Holdings, Inc.†	398	23,737
Insight Enterprises, Inc.†	419	21,063
KeyW Holding Corp.†	580	5,145
MAXIMUS, Inc.	774	50,163
Perspecta, Inc.	1,714	37,194
Presidio, Inc.†	378	5,277
Rimini Street, Inc.†	117	819
Science Applications International Corp.	506	42,691
SecureWorks Corp., Class A†	102	1,308
Sykes Enterprises, Inc.†	472	14,000
Syntel, Inc.†	424	17,210
TTEC Holdings, Inc.	169	5,433
Unisys Corp.†	602	7,736
Virtusa Corp.†	336	17,751

		943,286

Computer Software - 0.8%
Avid Technology, Inc.†	328	1,840
Box, Inc., Class A†	1,518	36,371
Cision, Ltd.†	467	7,042
Cloudera, Inc.†	1,233	16,510
Cornerstone OnDemand, Inc.†	637	31,468
Envestnet, Inc.†	527	30,882
j2 Global, Inc.	559	47,425
Remark Holdings, Inc.†	325	1,170
SendGrid, Inc.†	107	2,732
Simulations Plus, Inc.	21,001	372,768
TiVo Corp.	1,441	17,508
Veritone, Inc.†	85	1,269
Yext, Inc.†	969	20,485

		587,470

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	185	3,043
Cray, Inc.†	482	12,026
Diebold Nixdorf, Inc.	910	10,328
Maxwell Technologies, Inc.†	406	1,864
Mercury Systems, Inc.†	561	23,411
MTS Systems Corp.	213	11,614
NetScout Systems, Inc.†	1,005	26,934
PAR Technology Corp.†	136	2,540
Super Micro Computer, Inc.†	464	10,254
USA Technologies, Inc.†	617	8,299
VeriFone Systems, Inc.†	1,311	30,022

		140,335

Computers-Other - 0.1%
3D Systems Corp.†	1,303	15,857
Lumentum Holdings, Inc.†	748	39,083
PlayAGS, Inc.†	191	5,453
Stratasys, Ltd.†	604	11,730

		72,123

Computers-Periphery Equipment - 0.5%
Electronics For Imaging, Inc.†	531	18,118
Mitek Systems, Inc.†	390	3,295
TransAct Technologies, Inc.	30,245	334,207

		355,620

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	351	10,593

Consulting Services - 1.2%
CRA International, Inc.	10,435	564,742
Franklin Covey Co.†	7,651	195,483
FTI Consulting, Inc.†	448	35,374
Hackett Group, Inc.	287	5,175
Hill International, Inc.†	585	3,217
Huron Consulting Group, Inc.†	264	11,524
ICF International, Inc.	216	15,908
Information Services Group, Inc.†	400	1,640
Navigant Consulting, Inc.†	535	11,642
Vectrus, Inc.†	133	4,178

		848,883

Consumer Products-Misc. - 0.1%
Central Garden & Pet Co.†	124	5,353
Central Garden & Pet Co., Class A†	426	17,091
Helen of Troy, Ltd.†	319	36,542
WD-40 Co.	163	26,104

		85,090

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	305	16,608
Greif, Inc., Class B	65	3,760

		20,368

Containers-Paper/Plastic - 0.1%
KapStone Paper and Packaging Corp.	1,048	36,450
Multi-Color Corp.	166	11,014
UFP Technologies, Inc.†	79	2,583

		50,047

Cosmetics & Toiletries - 0.1%
e.l.f. Beauty, Inc.†	266	3,841
Edgewell Personal Care Co.†	644	34,686
Inter Parfums, Inc.	208	12,522
Revlon, Inc., Class A†	97	1,513

		52,562

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	254	3,363

Data Processing/Management - 0.2%
Acxiom Corp.†	938	38,027
Amber Road, Inc.†	279	2,371
Bottomline Technologies (DE), Inc.†	480	25,872
CommVault Systems, Inc.†	469	30,438
CSG Systems International, Inc.	396	16,105

		112,813

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	918	3,029
QAD, Inc., Class A	122	6,076

		9,105

Dental Supplies & Equipment - 0.0%
Patterson Cos., Inc.	978	23,981

Diagnostic Equipment - 0.1%
Accelerate Diagnostics, Inc.†	311	6,827
BioTelemetry, Inc.†	387	20,318
GenMark Diagnostics, Inc.†	618	4,128
Genomic Health, Inc.†	247	13,259
OPKO Health, Inc.†	3,837	21,564
Oxford Immunotec Global PLC†	303	3,972
Quanterix Corp.†	60	899
Repligen Corp.†	466	22,522

		93,489

Diagnostic Kits - 0.1%
Celcuity, Inc.†	69	1,696
Foundation Medicine, Inc.†	182	24,934
Meridian Bioscience, Inc.	496	7,837
OraSure Technologies, Inc.†	718	12,055
Quidel Corp.†	391	26,533

		73,055

Dialysis Centers - 0.3%
American Renal Associates Holdings, Inc.†	13,979	224,922

Disposable Medical Products - 0.1%
Merit Medical Systems, Inc.†	586	31,820
Utah Medical Products, Inc.	41	3,977

		35,797

Distribution/Wholesale - 0.3%
Anixter International, Inc.†	352	25,661
BlueLinx Holdings, Inc.†	106	3,612
Core-Mark Holding Co., Inc.	545	13,178
EnviroStar, Inc.	45	1,805
Essendant, Inc.	445	7,400
Fossil Group, Inc.†	544	14,253
G-III Apparel Group, Ltd.†	519	23,718
H&E Equipment Services, Inc.	380	13,980
Nexeo Solutions, Inc.†	391	3,550
ScanSource, Inc.†	301	12,416
SiteOne Landscape Supply, Inc.†	477	42,529
Systemax, Inc.	146	6,529
Titan Machinery, Inc.†	225	3,407
Triton International, Ltd.	624	21,965
Veritiv Corp.†	137	5,247

		199,250

Diversified Financial Services - 0.0%
Ladder Capital Corp.	1,038	16,598

Diversified Manufacturing Operations - 0.9%
Actuant Corp., Class A	727	20,756
AZZ, Inc.	309	16,748
Barnes Group, Inc.	586	39,760
Chase Corp.	86	10,621
EnPro Industries, Inc.	247	18,868
Fabrinet†	10,750	420,540
Federal Signal Corp.	709	16,839
GP Strategies Corp.†	148	2,797
Harsco Corp.†	960	24,336
LSB Industries, Inc.†	257	1,689
Lydall, Inc.†	202	9,373
NL Industries, Inc.†	100	855
Raven Industries, Inc.	428	16,606
Standex International Corp.	152	15,755
Synalloy Corp.	99	2,138
Tredegar Corp.	309	8,049

		625,730

Diversified Minerals - 0.0%
United States Lime & Minerals, Inc.	24	1,865
US Silica Holdings, Inc.	934	25,180

		27,045

Diversified Operations - 0.0%
Spectrum Brands Holdings, Inc.†	0	26

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	243	13,948

Drug Delivery Systems - 0.1%
Antares Pharma, Inc.†	1,722	4,598
Depomed, Inc.†	702	6,220
Heron Therapeutics, Inc.†	761	28,499
Revance Therapeutics, Inc.†	391	11,241
Senseonics Holdings, Inc.†	794	2,922

		53,480

E-Commerce/Products - 0.2%
1-800-flowers.com, Inc., Class A†	320	4,640
Chegg, Inc.†	1,270	35,179
Etsy, Inc.†	1,426	58,266
Lands’ End, Inc.†	125	3,031
Overstock.com, Inc.†	247	8,806

		109,922

E-Commerce/Services - 0.4%
Cargurus, Inc.†	587	25,446
Cars.com, Inc.†	865	24,540
Carvana Co.†	326	14,018
ChannelAdvisor Corp.†	310	4,309
Groupon, Inc.†	5,262	24,626
Leaf Group, Ltd.†	195	2,282
Liberty Expedia Holdings, Inc., Class A†	650	31,311
Quotient Technology, Inc.†	951	14,027
Shutterfly, Inc.†	394	32,410
Shutterstock, Inc.†	224	10,320
Stamps.com, Inc.†	207	54,027

Trade Desk, Inc., Class A†	376	31,704
Travelzoo, Inc.†	57	741
TrueCar, Inc.†	1,091	12,132

		281,893

E-Marketing/Info - 0.7%
Cardlytics, Inc.†	67	1,261
Liquidity Services, Inc.†	311	2,193
New Media Investment Group, Inc.	711	12,791
QuinStreet, Inc.†	35,866	475,583

		491,828

E-Services/Consulting - 0.0%
Perficient, Inc.†	407	10,712

Educational Software - 0.0%
Instructure, Inc.†	374	14,474
Rosetta Stone, Inc.†	235	3,454

		17,928

Electric Products-Misc. - 0.0%
Graham Corp.	114	3,036
nLight, Inc.†	83	2,534
Novanta, Inc.†	391	24,379

		29,949

Electric-Distribution - 0.0%
Spark Energy, Inc., Class A	135	1,154
Unitil Corp.	174	8,859

		10,013

Electric-Generation - 0.0%
Atlantic Power Corp.†	1,324	2,913

Electric-Integrated - 0.5%
ALLETE, Inc.	615	47,681
Ameresco, Inc., Class A†	226	3,028
Avista Corp.	782	39,554
Black Hills Corp.	639	38,321
El Paso Electric Co.	483	30,091
IDACORP, Inc.	602	56,732
MGE Energy, Inc.	417	26,688
NorthWestern Corp.	593	35,183
Otter Tail Corp.	470	22,748
PNM Resources, Inc.	950	37,382
Portland General Electric Co.	1,067	48,399

		385,807

Electronic Components-Misc. - 1.4%
Applied Optoelectronics, Inc.†	224	8,608
AVX Corp.	557	11,574
Bel Fuse, Inc., Class B	115	2,588
Benchmark Electronics, Inc.	569	13,770
IntriCon Corp.†	73	4,241
Kimball Electronics, Inc.†	309	6,288
Knowles Corp.†	1,042	18,089
Methode Electronics, Inc.	430	16,878
NVE Corp.	2,965	316,721
OSI Systems, Inc.†	200	15,952
Plexus Corp.†	390	23,174
Sanmina Corp.†	809	23,542
Sparton Corp.†	115	1,717
Stoneridge, Inc.†	328	11,152
Vishay Intertechnology, Inc.	1,581	39,525
Vishay Precision Group, Inc.†	123	4,908
ZAGG, Inc.†	31,836	474,356

		993,083

Electronic Components-Semiconductors - 0.6%
Adesto Technologies Corp.†	216	1,188
Alpha & Omega Semiconductor, Ltd.†	237	3,166
Amkor Technology, Inc.†	1,221	10,598
AXT, Inc.†	454	3,428
CEVA, Inc.†	263	7,916
CTS Corp.	390	13,611
Diodes, Inc.†	475	17,651
Impinj, Inc.†	223	4,752
Inphi Corp.†	518	16,286
Kopin Corp.†	738	2,258
Lattice Semiconductor Corp.†	1,397	10,743
MACOM Technology Solutions Holdings, Inc.†	541	11,269
Pixelworks, Inc.†	58,980	192,275
Rambus, Inc.†	1,272	15,722
Semtech Corp.†	777	36,869
Silicon Laboratories, Inc.†	512	48,768
SMART Global Holdings, Inc.†	119	3,633
Synaptics, Inc.†	414	20,745
Xperi Corp.	584	9,724

		430,602

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	341	17,783
ESCO Technologies, Inc.	304	18,924
FARO Technologies, Inc.†	201	13,085
Fitbit, Inc., Class A†	2,467	14,629
Itron, Inc.†	404	24,725
Mesa Laboratories, Inc.	39	7,887

		97,033

Electronic Parts Distribution - 0.1%
SYNNEX Corp.	362	34,922
Tech Data Corp.†	456	38,035

		72,957

Electronic Security Devices - 0.0%
Alarm.com Holdings, Inc.†	368	15,776
Napco Security Technologies, Inc.†	141	2,228
ShotSpotter, Inc.†	86	3,670

		21,674

Energy-Alternate Sources - 0.1%
Amyris, Inc.†	289	1,985
Clean Energy Fuels Corp.†	1,637	4,665
Enphase Energy, Inc.†	1,032	6,140
FuelCell Energy, Inc.†	972	1,264
FutureFuel Corp.	308	4,238
Green Plains, Inc.	470	7,802
Pattern Energy Group, Inc., Class A	965	17,920
Plug Power, Inc.†	2,550	5,100
Renewable Energy Group, Inc.†	440	7,502
REX American Resources Corp.†	68	5,236
Sunrun, Inc.†	1,133	16,021

TerraForm Power, Inc., Class A	873	8,931
TPI Composites, Inc.†	174	5,363
Vivint Solar, Inc.†	366	2,086

		94,253

Engineering/R&D Services - 0.8%
Argan, Inc.	175	6,720
Exponent, Inc.	616	30,123
Infrastructure and Energy Alternatives, Inc.†	204	2,081
KBR, Inc.	1,683	33,626
Mistras Group, Inc.†	209	4,397
NV5 Global, Inc.†	6,625	498,863
VSE Corp.	103	4,439

		580,249

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	495	8,757

Enterprise Software/Service - 1.9%
Alteryx, Inc., Class A†	334	13,023
American Software, Inc., Class A	38,086	569,766
Apptio, Inc., Class A†	402	13,495
Asure Software, Inc.†	31,098	438,171
Benefitfocus, Inc.†	237	7,134
Blackbaud, Inc.	576	57,490
Blackline, Inc.†	387	16,525
Coupa Software, Inc.†	634	38,870
Donnelley Financial Solutions, Inc.†	402	8,362
Everbridge, Inc.†	313	14,079
Evolent Health, Inc., Class A†	805	16,261
Exela Technologies, Inc.†	565	2,831
Hortonworks, Inc.†	819	14,267
LivePerson, Inc.†	673	15,614
Majesco†	67	523
ManTech International Corp., Class A	316	18,912
MicroStrategy, Inc., Class A†	113	14,707
MobileIron, Inc.†	847	3,981
Model N, Inc.†	301	5,614
Omnicell, Inc.†	458	27,251
PROS Holdings, Inc.†	331	12,293
SailPoint Technologies Holding, Inc.†	460	11,081
SPS Commerce, Inc.†	201	17,244
Verint Systems, Inc.†	760	34,124
Workiva, Inc.†	330	8,332

		1,379,950

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,311	6,988

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	661	40,189

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	607	11,891
NewStar Financial, Inc. CVR†(1)(2)	360	194
On Deck Capital, Inc.†	609	4,166

		16,251

Finance-Consumer Loans - 0.6%
Curo Group Holdings Corp.†	92	2,395
Elevate Credit, Inc.†	241	2,246
Encore Capital Group, Inc.†	310	11,191
Enova International, Inc.†	12,464	386,384
LendingClub Corp.†	3,772	15,541
Nelnet, Inc., Class A	222	13,049
Ocwen Financial Corp.†	1,402	5,580
PRA Group, Inc.†	532	20,854
Regional Management Corp.†	111	3,682
World Acceptance Corp.†	73	7,293

		468,215

Finance-Investment Banker/Broker - 0.8%
Arlington Asset Investment Corp., Class A	329	3,461
Cowen, Inc.†	335	5,260
Diamond Hill Investment Group, Inc.	39	7,478
GAIN Capital Holdings, Inc.	326	2,220
Greenhill & Co., Inc.	257	8,404
Houlihan Lokey, Inc.	356	17,501
INTL. FCStone, Inc.†	183	9,807
Investment Technology Group, Inc.	389	8,616
Ladenburg Thalmann Financial Services, Inc.	130,237	441,503
Moelis & Co., Class A	466	29,638
Oppenheimer Holdings, Inc., Class A	115	3,398
Piper Jaffray Cos.	175	13,536
PJT Partners, Inc., Class A	238	14,330
Siebert Financial Corp.†	88	1,312

		566,464

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	572	11,858
Marlin Business Services Corp.	103	3,172

		15,030

Finance-Mortgage Loan/Banker - 0.1%
Ellie Mae, Inc.†	408	40,482
Federal Agricultural Mtg. Corp., Class C	107	10,089
Granite Point Mtg. Trust, Inc.	512	9,728
Impac Mortgage Holdings, Inc.†	117	1,032
LendingTree, Inc.†	93	22,208
PennyMac Financial Services, Inc., Class A†	237	4,539
PHH Corp.†	388	4,218
TPG RE Finance Trust, Inc.	375	7,732

		100,028

Finance-Other Services - 0.1%
HomeStreet, Inc.†	297	8,791
WageWorks, Inc.†	473	24,975

		33,766

Financial Guarantee Insurance - 0.7%
MBIA, Inc.†	1,056	10,824
MGIC Investment Corp.†	4,426	55,236
NMI Holdings, Inc., Class A†	18,823	393,401
Radian Group, Inc.	2,578	49,369

		508,830

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	641	6,071
Axon Enterprise, Inc.†	627	42,592
Sturm Ruger & Co., Inc.	201	10,894

		59,557

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	83	2,237

Food-Confectionery - 0.1%
Hostess Brands, Inc.†	1,178	16,503
Simply Good Foods Co.†	719	11,993
Tootsie Roll Industries, Inc.	192	5,741

		34,237

Food-Dairy Products - 0.0%
Dean Foods Co.	1,088	10,684

Food-Misc./Diversified - 0.2%
B&G Foods, Inc.	784	24,617
Cal-Maine Foods, Inc.†	372	16,740
Darling Ingredients, Inc.†	1,956	39,296
J&J Snack Foods Corp.	179	25,948
John B. Sanfilippo & Son, Inc.	102	7,841
Lancaster Colony Corp.	225	32,632

		147,074

Food-Retail - 0.0%
Ingles Markets, Inc., Class A	168	4,998
Smart & Final Stores, Inc.†	270	1,593
SUPERVALU, Inc.†	455	14,706
Village Super Market, Inc., Class A	98	2,639
Weis Markets, Inc.	114	5,829

		29,765

Food-Wholesale/Distribution - 1.4%
Calavo Growers, Inc.	5,313	491,452
Chefs’ Warehouse, Inc.†	15,306	412,497
Fresh Del Monte Produce, Inc.	363	13,177
Performance Food Group Co.†	1,215	43,558
SpartanNash Co.	425	10,183
United Natural Foods, Inc.†	601	19,352

		990,219

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	807	14,615
Deckers Outdoor Corp.†	380	42,875
Rocky Brands, Inc.	82	2,120
Steven Madden, Ltd.	693	37,456
Weyco Group, Inc.	74	2,579
Wolverine World Wide, Inc.	1,102	38,989

		138,634

Funeral Services & Related Items - 0.4%
Carriage Services, Inc.	11,365	284,011
Matthews International Corp., Class A	372	19,549

		303,560

Gambling (Non-Hotel) - 0.1%
Golden Entertainment, Inc.†	217	6,755
Pinnacle Entertainment, Inc.†	623	20,709
Red Rock Resorts, Inc., Class A	829	29,297

		56,761

Gas-Distribution - 0.4%
Chesapeake Utilities Corp.	189	15,848
New Jersey Resources Corp.	1,041	48,146
Northwest Natural Gas Co.	341	22,216
ONE Gas, Inc.	622	47,919
RGC Resources, Inc.	88	2,497
South Jersey Industries, Inc.	1,024	34,744
Southwest Gas Holdings, Inc.	576	45,043
Spire, Inc.	588	42,101

		258,514

Gold Mining - 0.0%
Gold Resource Corp.	628	4,113

Golf - 0.1%
Acushnet Holdings Corp.	413	9,982
Callaway Golf Co.	1,121	21,568

		31,550

Hazardous Waste Disposal - 0.6%
Heritage-Crystal Clean, Inc.†	15,854	382,081
US Ecology, Inc.	261	17,696

		399,777

Health Care Cost Containment - 0.1%
CorVel Corp.†	108	6,194
HealthEquity, Inc.†	646	48,773

		54,967

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	532	14,662

Home Furnishings - 0.0%
Ethan Allen Interiors, Inc.	292	6,570
Flexsteel Industries, Inc.	87	3,117
Hooker Furniture Corp.	138	6,217
Purple Innovation, Inc.†	52	387
Sleep Number Corp.†	434	12,365

		28,656

Hotels/Motels - 0.1%
BBX Capital Corp.	783	6,828
Belmond, Ltd., Class A†	1,069	12,026
Bluegreen Vacations Corp.	89	2,288
ILG, Inc.	1,261	43,290
Marcus Corp.	228	8,790
Red Lion Hotels Corp.†	190	2,375

		75,597

Housewares - 0.0%
Lifetime Brands, Inc.	140	1,701
Tupperware Brands Corp.	612	22,467

		24,168

Human Resources - 1.7%
AMN Healthcare Services, Inc.†	563	34,062
ASGN, Inc.†	605	54,631
Barrett Business Services, Inc.	5,756	528,861
BG Staffing, Inc.	81	2,130
Cross Country Healthcare, Inc.†	423	4,962
Heidrick & Struggles International, Inc.	223	9,121
Insperity, Inc.	457	43,461
Kelly Services, Inc., Class A	373	9,060

Kforce, Inc.	275	10,395
Korn/Ferry International	674	44,471
Paylocity Holding Corp.†	346	20,068
Resources Connection, Inc.	356	5,660
TriNet Group, Inc.†	520	28,002
TrueBlue, Inc.†	489	13,227
Willdan Group, Inc.†	15,801	440,532

		1,248,643

Identification Systems - 0.0%
Brady Corp., Class A	560	21,420

Import/Export - 0.0%
Castle Brands, Inc.†	1,085	1,335

Independent Power Producers - 0.1%
NRG Yield, Inc., Class A	416	7,687
NRG Yield, Inc., Class C	785	14,601
Ormat Technologies, Inc.	475	25,769

		48,057

Industrial Audio & Video Products - 0.0%
GoPro, Inc., Class A†	1,347	7,866
Iteris, Inc.†	303	1,488
Turtle Beach Corp.†	94	2,556

		11,910

Industrial Automated/Robotic - 0.2%
Hurco Cos., Inc.	74	3,278
Ichor Holdings, Ltd.†	7,764	163,044

		166,322

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	83	3,808
Control4 Corp.†	310	7,884
Watts Water Technologies, Inc., Class A	331	28,317
Woodward, Inc.	639	53,171

		93,180

Instruments-Scientific - 0.0%
Fluidigm Corp.†	313	2,003

Insurance Brokers - 0.0%
Crawford & Co., Class B	139	1,184
eHealth, Inc.†	224	5,318
Goosehead Insurance, Inc., Class A†	116	3,152

		9,654

Insurance-Life/Health - 1.0%
American Equity Investment Life Holding Co.	1,069	38,195
CNO Financial Group, Inc.	1,994	40,578
FBL Financial Group, Inc., Class A	118	9,641
FGL Holdings†	1,692	15,262
Health Insurance Innovations, Inc., Class A†	15,277	507,960
Independence Holding Co.	56	1,946
National Western Life Group, Inc., Class A	27	8,748
Primerica, Inc.	522	59,925
Trupanion, Inc.†	286	11,898

		694,153

Insurance-Multi-line - 0.2%
Citizens, Inc.†	590	4,667
Genworth Financial, Inc., Class A†	6,015	27,669
Horace Mann Educators Corp.	491	21,457
Kemper Corp.	629	50,194
United Fire Group, Inc.	251	15,133

		119,120

Insurance-Property/Casualty - 2.5%
Ambac Financial Group, Inc.†	540	11,027
AMERISAFE, Inc.	228	14,318
AmTrust Financial Services, Inc.	1,321	19,128
Donegal Group, Inc., Class A	112	1,636
EMC Insurance Group, Inc.	110	2,945
Employers Holdings, Inc.	385	17,883
Enstar Group, Ltd.†	144	31,133
FedNat Holding Co.	137	3,192
Global Indemnity, Ltd.	100	4,075
Hallmark Financial Services, Inc.†	156	1,647
HCI Group, Inc.	87	3,723
Heritage Insurance Holdings, Inc.	31,200	535,704
Investors Title Co.	16	3,062
James River Group Holdings, Ltd.	309	12,790
Kingstone Cos., Inc.	31,952	522,415
Kinsale Capital Group, Inc.	7,564	447,978
National General Holdings Corp.	735	20,271
Navigators Group, Inc.	247	14,906
NI Holdings, Inc.†	116	1,940
ProAssurance Corp.	633	26,143
Protective Insurance Corp., Class B	114	2,662
RLI Corp.	468	34,988
Safety Insurance Group, Inc.	175	16,030
Selective Insurance Group, Inc.	693	41,441
State Auto Financial Corp.	199	6,436
Stewart Information Services Corp.	279	12,678
Third Point Reinsurance, Ltd.†	963	12,134
Tiptree, Inc.	334	2,271
United Insurance Holdings Corp.	245	5,086
Universal Insurance Holdings, Inc.	377	16,739

		1,846,381

Insurance-Reinsurance - 0.1%
Argo Group International Holdings, Ltd.†	387	24,207
Essent Group, Ltd.†	1,146	44,006
Greenlight Capital Re, Ltd., Class A†	356	5,198
Maiden Holdings, Ltd.	813	7,073
WMIH Corp.†	6,785	9,227

		89,711

Internet Application Software - 0.0%
eGain Corp.†	211	2,743
Tucows, Inc., Class A†	113	6,639
VirnetX Holding Corp.†	644	1,867

		11,249

Internet Connectivity Services - 0.7%
Boingo Wireless, Inc.†	21,210	490,163
Cogent Communications Holdings, Inc.	500	25,975
Internap Corp.†	240	2,371

		518,509

Internet Content-Entertainment - 0.0%
Limelight Networks, Inc.†	1,281	5,713
Pandora Media, Inc.†	3,056	20,598

		26,311

Internet Content-Information/News - 0.7%
HealthStream, Inc.	17,589	493,899
LiveXLive Media, Inc.†	57	272
TechTarget, Inc.†	242	6,878
XO Group, Inc.†	290	8,172
Yelp, Inc.†	968	35,700

		544,921

Internet Security - 0.7%
Imperva, Inc.†	416	19,240
Zix Corp.†	91,966	491,098
Zscaler, Inc.†	166	5,862

		516,200

Internet Telephone - 0.0%
8x8, Inc.†	1,084	21,626

Investment Companies - 0.0%
B. Riley Financial, Inc.	240	5,256
Columbia Financial, Inc.†	593	9,956
PDL Community Bancorp†	105	1,592

		16,804

Investment Management/Advisor Services - 1.7%
Altisource Portfolio Solutions SA†	119	3,964
Artisan Partners Asset Management, Inc., Class A	573	19,740
Ashford, Inc.†	9	763
Associated Capital Group, Inc., Class A	32	1,192
Blucora, Inc.†	9,561	332,245
BrightSphere Investment Group PLC	974	13,879
Cohen & Steers, Inc.	266	11,143
Federated Investors, Inc., Class B	1,156	27,975
GAMCO Investors, Inc., Class A	51	1,249
Hamilton Lane, Inc., Class A	178	8,717
Hilltop Holdings, Inc.	872	18,137
Pzena Investment Management, Inc., Class A	25,392	247,572
Silvercrest Asset Management Group, Inc., Class A	26,347	459,755
Stifel Financial Corp.	828	45,648
Virtus Investment Partners, Inc.	83	11,060
Waddell & Reed Financial, Inc., Class A	954	19,757
Westwood Holdings Group, Inc.	99	5,779
WisdomTree Investments, Inc.	1,395	12,192

		1,240,767

Lasers-System/Components - 0.1%
Electro Scientific Industries, Inc.†	379	6,833
II-VI, Inc.†	738	28,930

		35,763

Leisure Products - 0.0%
Escalade, Inc.	127	1,702
Johnson Outdoors, Inc., Class A	58	4,702
Marine Products Corp.	90	1,672

		8,076

Linen Supply & Related Items - 0.1%
UniFirst Corp.	182	34,061

Machine Tools & Related Products - 0.1%
Kennametal, Inc.	972	37,869
Milacron Holdings Corp.†	827	17,243

		55,112

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	273	13,413
Hyster-Yale Materials Handling, Inc.	124	8,154

		21,567

Machinery-Electrical - 0.0%
Babcock & Wilcox Enterprises, Inc.†	382	821
Franklin Electric Co., Inc.	553	27,346

		28,167

Machinery-Farming - 0.0%
Alamo Group, Inc.	115	10,695
Lindsay Corp.	128	12,050

		22,745

Machinery-General Industrial - 0.6%
Albany International Corp., Class A	343	22,689
Applied Industrial Technologies, Inc.	455	33,966
Chart Industries, Inc.†	368	28,737
DXP Enterprises, Inc.†	190	7,855
Gencor Industries, Inc.†	105	1,575
Kadant, Inc.	3,126	301,972
Manitex International, Inc.†	173	2,098
Manitowoc Co, Inc.†	421	11,152
Tennant Co.	213	17,328
Twin Disc, Inc.†	101	2,647

		430,019

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	264	10,866

Machinery-Pumps - 0.1%
Cactus, Inc., Class A†	438	14,331
Gorman-Rupp Co.	211	7,984
Mueller Water Products, Inc., Class A	1,846	22,798
NN, Inc.	330	7,095
SPX FLOW, Inc.†	503	23,903

		76,111

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	681	3,677
SEACOR Marine Holdings, Inc.†	193	4,883

		8,560

Medical Imaging Systems - 1.0%
iRadimed Corp.†	28,675	659,525
Lantheus Holdings, Inc.†	6,088	87,972

		747,497

Medical Information Systems - 0.9%
Allscripts Healthcare Solutions, Inc.†	2,119	25,937
Computer Programs & Systems, Inc.	6,327	197,402
Cotiviti Holdings, Inc.†	471	21,026

Inovalon Holdings, Inc., Class A†	822	8,754
Medidata Solutions, Inc.†	689	51,200
NantHealth, Inc.†	244	788
Quality Systems, Inc.†	634	12,762
Tabula Rasa HealthCare, Inc.†	5,610	326,726

		644,595

Medical Instruments - 0.3%
Abaxis, Inc.	262	21,746
AngioDynamics, Inc.†	435	9,196
Avanos Medical, Inc.†	559	30,857
Cardiovascular Systems, Inc.†	387	14,679
CONMED Corp.	301	22,274
CryoLife, Inc.†	424	12,635
Endologix, Inc.†	992	5,049
LivaNova PLC†	581	63,985
Natus Medical, Inc.†	384	14,016
NuVasive, Inc.†	613	35,585
TransEnterix, Inc.†	1,860	9,951

		239,973

Medical Labs & Testing Services - 0.2%
Evolus, Inc.†	60	1,180
Invitae Corp.†	762	6,736
Medpace Holdings, Inc.†	142	8,714
Natera, Inc.†	351	8,059
R1 RCM, Inc.†	1,228	9,848
Syneos Health, Inc.†	668	32,916
Teladoc, Inc.†	740	44,289

		111,742

Medical Laser Systems - 0.0%
Cutera, Inc.†	160	6,400

Medical Products - 2.1%
Accuray, Inc.†	998	3,842
AtriCure, Inc.†	400	11,460
Atrion Corp.	17	11,696
AxoGen, Inc.†	398	17,880
Cerus Corp.†	1,544	11,441
CytoSorbents Corp.†	339	4,068
FONAR Corp.†	73	1,905
Glaukos Corp.†	394	16,394
Globus Medical, Inc., Class A†	855	44,015
Haemonetics Corp.†	641	62,587
Inogen, Inc.†	210	41,843
Inspire Medical Systems, Inc.†	93	4,166
Integer Holdings Corp.†	371	26,508
Intersect ENT, Inc.†	353	11,420
Invacare Corp.	393	7,015
iRhythm Technologies, Inc.†	283	21,381
K2M Group Holdings, Inc.†	491	10,002
LeMaitre Vascular, Inc.	14,019	504,684
Luminex Corp.	495	16,761
MiMedx Group, Inc.†	1,235	5,249
NanoString Technologies, Inc.†	259	3,038
Nevro Corp.†	347	19,522
Novocure, Ltd.†	857	29,138
Nuvectra Corp.†	166	2,603
NxStage Medical, Inc.†	784	22,007
Orthofix International NV†	9,587	579,918
OrthoPediatrics Corp.†	83	2,332
Pulse Biosciences, Inc.†	127	1,697
Rockwell Medical, Inc.†	567	2,302
SeaSpine Holdings Corp.†	139	1,940
Sientra, Inc.†	277	5,670
Surmodics, Inc.†	155	9,114
T2 Biosystems, Inc.†	305	1,827
Tactile Systems Technology, Inc.†	207	9,951
Wright Medical Group NV†	1,265	32,169

		1,557,545

Medical-Biomedical/Gene - 4.7%
Abeona Therapeutics, Inc.†	368	5,318
ACADIA Pharmaceuticals, Inc.†	1,174	17,716
Acceleron Pharma, Inc.†	462	20,125
Achillion Pharmaceuticals, Inc.†	1,622	4,185
Acorda Therapeutics, Inc.†	520	12,974
ADMA Biologics, Inc.†	226	1,474
Aduro Biotech, Inc.†	765	4,475
Adverum Biotechnologies, Inc.†	649	3,050
Agenus, Inc.†	954	1,746
Albireo Pharma, Inc.†	109	3,439
Alder Biopharmaceuticals, Inc.†	695	13,170
Aldeyra Therapeutics, Inc.†	190	1,321
Allena Pharmaceuticals, Inc.†	138	1,478
AMAG Pharmaceuticals, Inc.†	409	9,018
Amicus Therapeutics, Inc.†	2,258	32,854
AnaptysBio, Inc.†	221	17,309
ANI Pharmaceuticals, Inc.†	9,265	620,292
Aratana Therapeutics, Inc.†	533	2,417
Arbutus Biopharma Corp.†	421	4,673
Arcus Biosciences, Inc.†	62	725
Ardelyx, Inc.†	400	1,620
Arena Pharmaceuticals, Inc.†	592	22,845
ArQule, Inc.†	1,036	5,159
Arrowhead Pharmaceuticals, Inc.†	1,038	15,124
Arsanis, Inc.†	55	139
Assembly Biosciences, Inc.†	203	8,979
Atara Biotherapeutics, Inc.†	485	18,212
Athersys, Inc.†	1,353	2,706
Audentes Therapeutics, Inc.†	382	14,382
AVEO Pharmaceuticals, Inc.†	1,212	2,582
Avid Bioservices, Inc.†	604	3,364
Bellicum Pharmaceuticals, Inc.†	475	3,021
BioCryst Pharmaceuticals, Inc.†	1,175	6,932
Biohaven Pharmaceutical Holding Co., Ltd.†	326	11,254
BioTime, Inc.†	1,068	2,777
Blueprint Medicines Corp.†	493	29,353
Calithera Biosciences, Inc.†	371	1,651
Cambrex Corp.†	393	24,562
Cara Therapeutics, Inc.†	323	5,791
CASI Pharmaceuticals, Inc.†	595	4,343
Cellular Biomedicine Group, Inc.†	138	3,126
ChemoCentryx, Inc.†	16,191	187,168
ChromaDex Corp.†	459	2,056
Clearside Biomedical, Inc.†	333	2,967
Cohbar, Inc.†	266	1,522
Corium International, Inc.†	319	2,364

Corvus Pharmaceuticals, Inc.†	165	1,629
Cue Biopharma, Inc.†	211	1,912
Cymabay Therapeutics, Inc.†	703	7,867
CytomX Therapeutics, Inc.†	460	12,116
Deciphera Pharmaceuticals, Inc.†	91	3,130
Denali Therapeutics, Inc.†	202	2,543
Dynavax Technologies Corp.†	744	10,044
Editas Medicine, Inc.†	544	16,179
Eloxx Pharmaceuticals Inc†	257	3,899
Emergent BioSolutions, Inc.†	531	28,860
Endocyte, Inc.†	775	11,873
Enzo Biochem, Inc.†	35,018	154,780
Epizyme, Inc.†	624	8,050
Esperion Therapeutics, Inc.†	273	12,269
Evelo Biosciences, Inc.†	64	809
Fate Therapeutics, Inc.†	593	5,295
FibroGen, Inc.†	892	56,285
Five Prime Therapeutics, Inc.†	396	5,900
Fortress Biotech, Inc.†	406	905
Geron Corp.†	1,899	6,817
GlycoMimetics, Inc.†	401	5,891
GTx, Inc.†	55	898
Halozyme Therapeutics, Inc.†	1,488	26,933
Harvard Bioscience, Inc.†	419	2,388
Helius Medical Technologies, Inc.†	194	1,777
Homology Medicines, Inc.†	125	2,201
Idera Pharmaceuticals, Inc.†	228	1,300
ImmunoGen, Inc.†	1,529	14,220
Immunomedics, Inc.†	1,572	37,618
Innovate Biopharmaceuticals, Inc.†	221	1,154
Innoviva, Inc.†	822	11,631
Inovio Pharmaceuticals, Inc.†	989	3,966
Insmed, Inc.†	913	22,706
Intellia Therapeutics, Inc.†	396	10,542
Intercept Pharmaceuticals, Inc.†	261	23,788
Intrexon Corp.†	829	12,153
Iovance Biotherapeutics, Inc.†	980	13,916
Karyopharm Therapeutics, Inc.†	578	10,277
Kura Oncology, Inc.†	296	6,009
Lexicon Pharmaceuticals, Inc.†	515	6,170
Ligand Pharmaceuticals, Inc.†	250	54,582
Loxo Oncology, Inc.†	317	53,126
MacroGenics, Inc.†	468	9,664
Medicines Co.†	821	32,618
Menlo Therapeutics, Inc.†	77	628
Molecular Templates, Inc.†	108	559
Mustang Bio, Inc.†	199	1,363
Myriad Genetics, Inc.†	783	34,256
NantKwest, Inc.†	332	1,162
NeoGenomics, Inc.†	21,651	303,114
NewLink Genetics Corp.†	347	1,312
Novavax, Inc.†	4,547	5,775
Nymox Pharmaceutical Corp.†	386	1,239
Omeros Corp.†	547	11,520
Organovo Holdings, Inc.†	1,249	1,486
Ovid therapeutics, Inc.†	157	1,567
Pacific Biosciences of California, Inc.†	1,453	5,521
Palatin Technologies, Inc.†	2,340	2,246
PDL BioPharma, Inc.†	1,772	4,448
Pfenex, Inc.†	255	1,306
Pieris Pharmaceuticals, Inc.†	619	3,398
PolarityTE, Inc.†	103	2,347
Prothena Corp. PLC†	479	7,118
PTC Therapeutics, Inc.†	12,490	475,494
Puma Biotechnology, Inc.†	347	16,708
Radius Health, Inc.†	483	11,592
REGENXBIO, Inc.†	341	23,972
resTORbio, Inc.†	78	1,200
Retrophin, Inc.†	477	13,184
Rigel Pharmaceuticals, Inc.†	1,968	5,550
RTI Surgical, Inc.†	678	3,119
Sangamo Therapeutics, Inc.†	1,210	16,516
Savara, Inc.†	298	3,281
Selecta Biosciences, Inc.†	215	2,604
Seres Therapeutics, Inc.†	246	1,862
Sienna Biopharmaceuticals, Inc.†	184	2,786
Solid Biosciences, Inc.†	109	4,382
Spark Therapeutics, Inc.†	375	28,770
Spectrum Pharmaceuticals, Inc.†	1,181	25,143
Stemline Therapeutics, Inc.†	330	5,082
Surface Oncology, Inc.†	87	962
Syndax Pharmaceuticals, Inc.†	177	1,193
Synlogic, Inc.†	184	1,724
Theravance Biopharma, Inc.†	511	12,238
Tobira Therapeutics, Inc. CVR†(1)(2)	104	0
Tocagen, Inc.†	213	1,970
Ultragenyx Pharmaceutical, Inc.†	561	44,381
UNITY Biotechnology, Inc.†	60	902
Unum Therapeutics, Inc.†	42	704
Veracyte, Inc.†	288	3,119
Verastem, Inc.†	630	4,851
Vericel Corp.†	40,250	420,612
Viking Therapeutics, Inc.†	519	5,294
WaVe Life Sciences, Ltd.†	210	8,484
XOMA Corp.†	68	1,664
ZIOPHARM Oncology, Inc.†	1,569	4,064
Zomedica Pharmaceuticals Corp.†	471	1,013

		3,423,233

Medical-Drugs - 2.1%
Achaogen, Inc.†	374	2,663
Aclaris Therapeutics, Inc.†	6,963	119,346
Adamas Pharmaceuticals, Inc.†	262	6,230
Aeglea BioTherapeutics, Inc.†	194	1,632
Aerie Pharmaceuticals, Inc.†	424	28,641
Aimmune Therapeutics, Inc.†	517	14,952
Akcea Therapeutics, Inc.†	152	4,806
Akorn, Inc.†	1,114	20,631
Ampio Pharmaceuticals, Inc.†	946	2,810
Apellis Pharmaceuticals, Inc.†	431	7,930
Array BioPharma, Inc.†	2,432	37,428
Athenex, Inc.†	502	9,674
BioSpecifics Technologies Corp.†	68	3,094
Catalyst Biosciences, Inc.†	142	1,403
Catalyst Pharmaceuticals, Inc.†	1,151	3,326
Chimerix, Inc.†	526	2,351
Clovis Oncology, Inc.†	568	25,072
Coherus Biosciences, Inc.†	558	10,630

Collegium Pharmaceutical, Inc.†	350	6,744
Corbus Pharmaceuticals Holdings, Inc.†	595	3,005
Corcept Therapeutics, Inc.†	1,165	15,296
CTI Biopharma Corp.†	609	1,352
Cytokinetics, Inc.†	548	4,028
Dicerna Pharmaceuticals, Inc.†	530	6,678
Durect Corp.†	1,870	2,749
Eagle Pharmaceuticals, Inc.†	124	9,827
Enanta Pharmaceuticals, Inc.†	200	19,504
Global Blood Therapeutics, Inc.†	596	24,913
Horizon Pharma PLC†	1,972	34,766
Immune Design Corp.†	402	1,528
Insys Therapeutics, Inc.†	321	2,138
Intra-Cellular Therapies, Inc.†	534	10,717
Ironwood Pharmaceuticals, Inc.†	1,652	31,851
Jounce Therapeutics, Inc.†	188	1,327
Kadmon Holdings, Inc.†	829	2,819
Kala Pharmaceuticals, Inc.†	139	1,764
Keryx Biopharmaceuticals, Inc.†	1,127	4,778
Lannett Co., Inc.†	346	4,411
Madrigal Pharmaceuticals, Inc.†	69	17,735
Mallinckrodt PLC†	982	23,028
Marinus Pharmaceuticals, Inc.†	434	3,212
MediciNova, Inc.†	467	4,418
Melinta Therapeutics, Inc.†	232	1,230
Minerva Neurosciences, Inc.†	365	2,938
Miragen Therapeutics, Inc.†	306	2,062
MyoKardia, Inc.†	364	20,894
Neos Therapeutics, Inc.†	330	1,799
Ocular Therapeutix, Inc.†	385	2,137
Odonate Therapeutics, Inc.†	81	1,601
Optinose, Inc.†	192	3,907
Pacira Pharmaceuticals, Inc.†	476	19,135
Paratek Pharmaceuticals, Inc.†	15,609	157,651
Prestige Brands Holdings, Inc.†	637	22,760
Progenics Pharmaceuticals, Inc.†	885	7,067
Ra Pharmaceuticals, Inc.†	172	1,892
Reata Pharmaceuticals, Inc., Class A†	190	13,321
Rhythm Pharmaceuticals, Inc.†	146	4,532
Rocket Pharmaceuticals, Inc.†	249	5,107
scPharmaceuticals, Inc.†	81	377
SIGA Technologies, Inc.†	619	4,698
Sorrento Therapeutics, Inc.†	1,037	5,807
Spero Therapeutics, Inc.†	80	922
Spring Bank Pharmaceuticals, Inc.†	132	1,694
Supernus Pharmaceuticals, Inc.†	584	30,923
Synergy Pharmaceuticals, Inc.†	3,189	5,421
Syros Pharmaceuticals, Inc.†	292	2,955
Tetraphase Pharmaceuticals, Inc.†	615	1,765
TG Therapeutics, Inc.†	706	8,295
TherapeuticsMD, Inc.†	2,005	10,466
Tyme Technologies, Inc.†	501	1,453
Vanda Pharmaceuticals, Inc.†	29,749	620,267
Voyager Therapeutics, Inc.†	256	4,828
Zogenix, Inc.†	422	23,948

		1,533,059

Medical-Generic Drugs - 0.1%
Amneal Pharmaceuticals, Inc.†	1,037	19,879
Amphastar Pharmaceuticals, Inc.†	424	7,399
Dova Pharmaceuticals, Inc.†	141	3,041
Endo International PLC†	2,673	33,252
Momenta Pharmaceuticals, Inc.†	915	27,084
Teligent, Inc.†	491	2,053

		92,708

Medical-HMO - 0.6%
Magellan Health, Inc.†	294	21,388
Tivity Health, Inc.†	477	16,075
Triple-S Management Corp., Class B†	11,068	393,025

		430,488

Medical-Hospitals - 0.1%
Community Health Systems, Inc.†	1,022	3,414
LifePoint Health, Inc.†	424	27,475
Quorum Health Corp.†	340	1,646
Select Medical Holdings Corp.†	1,293	26,894
Surgery Partners, Inc.†	222	3,352
Tenet Healthcare Corp.†	999	37,592

		100,373

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	588	21,209
Genesis Healthcare, Inc.†	667	1,007
National HealthCare Corp.	145	10,452

		32,668

Medical-Outpatient/Home Medical - 2.2%
Addus HomeCare Corp.†	6,252	413,570
Amedisys, Inc.†	341	31,928
Civitas Solutions, Inc.†	29,948	489,649
LHC Group, Inc.†	8,138	700,519
Providence Service Corp.†	135	9,461

		1,645,127

Medical-Wholesale Drug Distribution - 0.0%
Owens & Minor, Inc.	729	13,756

Metal Processors & Fabrication - 0.2%
CIRCOR International, Inc.	194	8,604
Global Brass & Copper Holdings, Inc.	260	8,567
LB Foster Co., Class A†	117	2,872
Mueller Industries, Inc.	676	22,382
Park-Ohio Holdings Corp.	104	3,895
RBC Bearings, Inc.†	282	40,997
Rexnord Corp.†	1,247	37,709
Sun Hydraulics Corp.	341	17,753

		142,779

Metal Products-Distribution - 0.8%
Lawson Products, Inc.†	19,596	530,072
Olympic Steel, Inc.	110	2,432
Worthington Industries, Inc.	511	23,925

		556,429

Metal Products-Fasteners - 0.0%
Eastern Co.	65	1,918
TriMas Corp.†	547	16,191

		18,109

Metal-Aluminum - 0.0%
Century Aluminum Co.†	596	7,635
Kaiser Aluminum Corp.	195	21,766

		29,401

Metal-Diversified - 0.0%
Covia Holdings Corp.†	371	6,689
Ferroglobe Representation & Warranty Trust†(1)(2)	777	0

		6,689

Metal-Iron - 0.1%
Cleveland-Cliffs, Inc.†	3,553	38,337

Mining Services - 0.0%
Havilah Mining Corp.†	201	54

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	86	3,919
FreightCar America, Inc.	142	2,600
Hillenbrand, Inc.	749	37,600
John Bean Technologies Corp.	374	41,364

		85,483

Motion Pictures & Services - 0.0%
Eros International PLC†	374	5,030
IMAX Corp.†	655	14,476

		19,506

MRI/Medical Diagnostic Imaging - 0.7%
RadNet, Inc.†	38,171	511,491

Multimedia - 0.0%
E.W. Scripps Co., Class A	544	7,127
Entravision Communications Corp., Class A	768	3,725
Liberty Media Corp. – Liberty Braves, Series A†	119	3,058
Liberty Media Corp. – Liberty Braves, Series C†	425	10,952
Media General, Inc. CVR†(1)(2)	1,299	0

		24,862

Networking Products - 0.7%
A10 Networks, Inc.†	596	4,029
Calix, Inc.†	522	3,680
Extreme Networks, Inc.†	1,369	11,637
Infinera Corp.†	1,779	14,801
Lantronix, Inc.†	1,763	4,707
NeoPhotonics Corp.†	412	2,625
NETGEAR, Inc.†	373	24,562
Silicom, Ltd.	10,358	409,141

		475,182

Night Clubs - 0.6%
RCI Hospitality Holdings, Inc.	12,593	408,391

Non-Ferrous Metals - 0.0%
Energy Fuels, Inc.†	873	2,575
Materion Corp.	240	15,048
Uranium Energy Corp.†	1,859	3,068

		20,691

Non-Hazardous Waste Disposal - 0.1%
Advanced Disposal Services, Inc.†	865	21,279
Casella Waste Systems, Inc., Class A†	476	13,119
Covanta Holding Corp.	1,403	25,254

		59,652

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	202	636
Pitney Bowes, Inc.	2,245	19,599

		20,235

Office Furnishings-Original - 0.1%
CompX International, Inc.	20	254
Herman Miller, Inc.	710	26,873
HNI Corp.	518	22,414
Interface, Inc.	705	15,792
Kimball International, Inc., Class B	431	6,961
Knoll, Inc.	578	13,034
Steelcase, Inc., Class A	1,012	13,915

		99,243

Office Supplies & Forms - 0.0%
ACCO Brands Corp.	1,267	16,218

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.†	773	14,842
Noble Corp. PLC†	2,943	17,187
Ocean Rig UDW, Inc.†	651	18,254
Rowan Cos. PLC, Class A†	1,521	22,024

		72,307

Oil Companies-Exploration & Production - 1.1%
Abraxas Petroleum Corp.†	123,060	319,956
Alta Mesa Resources, Inc.†	1,144	6,910
Approach Resources, Inc.†	537	1,235
Bonanza Creek Energy, Inc.†	225	8,370
California Resources Corp.†	539	19,625
Callon Petroleum Co.†	2,681	28,848
Carrizo Oil & Gas, Inc.†	934	26,320
Denbury Resources, Inc.†	5,246	23,659
Earthstone Energy, Inc., Class A†	225	2,192
Eclipse Resources Corp.†	1,050	1,691
Energy XXI Gulf Coast, Inc.†	394	3,526
EP Energy Corp., Class A†	482	1,036
Evolution Petroleum Corp.	304	3,268
Exterran Corp.†	387	10,728
Goodrich Petroleum Corp.†	103	1,299
Gulfport Energy Corp.†	2,084	23,987
Halcon Resources Corp.†	1,592	6,225
HighPoint Resources Corp.†	1,297	8,482
Isramco, Inc.†	9	1,062
Jagged Peak Energy, Inc.†	766	10,954
Laredo Petroleum, Inc.†	1,856	17,298
Lilis Energy, Inc.†	531	2,490
Matador Resources Co.†	1,181	39,563
Midstates Petroleum Co., Inc.†	179	2,347
Northern Oil and Gas, Inc.†	1,288	4,791
Oasis Petroleum, Inc.†	3,215	39,287
Panhandle Oil and Gas, Inc., Class A	188	3,835
PDC Energy, Inc.†	791	49,817
Penn Virginia Corp.†	148	12,509
Resolute Energy Corp.†	261	8,023
Ring Energy, Inc.†	683	8,442
Rosehill Resources, Inc.†	13	114

Sanchez Energy Corp.†	911	4,054
SandRidge Energy, Inc.†	366	5,973
SilverBow Resources, Inc.†	85	2,590
Southwestern Energy Co.†	7,035	36,160
SRC Energy, Inc.†	2,886	32,670
Talos Energy, Inc.†	240	8,914
Ultra Petroleum Corp.†	1,899	3,361
Unit Corp.†	624	15,538
W&T Offshore, Inc.†	1,109	7,696
WildHorse Resource Development Corp.†	326	7,149
Zion Oil & Gas, Inc.†	636	1,965

		823,959

Oil Field Machinery & Equipment - 0.6%
Dril-Quip, Inc.†	454	23,404
Flotek Industries, Inc.†	656	2,033
Forum Energy Technologies, Inc.†	967	12,716
Natural Gas Services Group, Inc.†	149	3,293
Profire Energy, Inc.†	108,852	378,805
Smart Sand, Inc.†	265	1,537
Thermon Group Holdings, Inc.†	387	9,702

		431,490

Oil Refining & Marketing - 0.9%
Adams Resources & Energy, Inc.	26	1,040
CVR Energy, Inc.	188	7,387
Delek US Holdings, Inc.	997	53,160
Murphy USA, Inc.†	371	29,398
Par Pacific Holdings, Inc.†	371	6,496
Trecora Resources†	35,950	539,250

		636,731

Oil-Field Services - 0.7%
Archrock, Inc.	1,517	20,707
Basic Energy Services, Inc.†	229	2,583
Bristow Group, Inc.†	388	5,424
C&J Energy Services, Inc.†	770	17,910
CARBO Ceramics, Inc.†	243	2,267
DMC Global, Inc.	170	6,979
Era Group, Inc.†	241	3,405
Frank’s International NV	873	7,359
FTS International, Inc.†	270	3,240
Gulfmark Offshore, Inc.†	44	1,658
Helix Energy Solutions Group, Inc.†	1,679	16,807
Independence Contract Drilling, Inc.†	409	1,648
Keane Group, Inc.†	657	9,270
Key Energy Services, Inc.†	122	2,045
Liberty Oilfield Services, Inc., Class A†	177	3,469
Mammoth Energy Services, Inc.†	101	3,759
Matrix Service Co.†	316	6,304
McDermott International, Inc.†	2,141	38,560
MRC Global, Inc.†	1,003	22,718
NCS Multistage Holdings, Inc.†	117	1,856
Newpark Resources, Inc.†	1,049	11,592
Nine Energy Service, Inc.†	95	2,775
NOW, Inc.†	1,287	19,241
Nuverra Environmental Solutions, Inc.†	15	179
Oceaneering International, Inc.	1,180	32,285
Oil States International, Inc.†	711	24,814
PHI, Inc.†	140	1,163
Pioneer Energy Services Corp.†	910	3,003
ProPetro Holding Corp.†	846	13,908
Quintana Energy Services, Inc.†	74	538
SEACOR Holdings, Inc.†	204	10,765
Select Energy Services, Inc., Class A†	539	8,236
Solaris Oilfield Infrastructure, Inc., Class A†	12,916	202,652
Superior Energy Services, Inc.†	1,830	18,007
TETRA Technologies, Inc.†	1,452	6,258

		533,384

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	134	4,033

Optical Supplies - 0.0%
STAAR Surgical Co.†	497	15,332

Paper & Related Products - 0.1%
Clearwater Paper Corp.†	193	4,362
Neenah, Inc.	199	17,472
P.H. Glatfelter Co.	518	8,480
Schweitzer-Mauduit International, Inc.	367	15,227
Verso Corp., Class A†	411	8,577

		54,118

Pastoral & Agricultural - 0.0%
Phibro Animal Health Corp., Class A	238	11,400

Patient Monitoring Equipment - 0.0%
CareDx, Inc.†	386	5,196

Pharmacy Services - 0.0%
BioScrip, Inc.†	1,509	3,999
Diplomat Pharmacy, Inc.†	677	14,068

		18,067

Photo Equipment & Supplies - 0.0%
Ambarella, Inc.†	386	15,123

Physical Therapy/Rehabilitation Centers - 0.3%
AAC Holdings, Inc.†	157	1,631
U.S. Physical Therapy, Inc.	2,193	229,717

		231,348

Physicians Practice Management - 0.4%
Apollo Medical Holdings, Inc.†	12,675	306,481

Pipelines - 0.1%
NextDecade Corp.†	91	589
SemGroup Corp., Class A	944	23,741
Tellurian, Inc.†	965	7,537

		31,867

Pollution Control - 0.0%
CECO Environmental Corp.	362	2,487

Poultry - 0.0%
Sanderson Farms, Inc.	244	24,603

Power Converter/Supply Equipment - 0.1%
Energous Corp.†	278	3,814
Generac Holdings, Inc.†	724	38,915
Powell Industries, Inc.	105	3,848
SPX Corp.†	514	19,070
SunPower Corp.†	735	5,336
Vicor Corp.†	205	11,798

		82,781

Precious Metals - 0.1%
Coeur Mining, Inc.†	2,213	15,491
Hecla Mining Co.	5,408	17,305
Tahoe Resources, Inc.	3,706	16,714

		49,510

Printing-Commercial - 0.1%
Cimpress NV†	263	38,416
Deluxe Corp.	570	33,590
Ennis, Inc.	296	6,438
LSC Communications, Inc.	410	6,158
Quad/Graphics, Inc.	392	8,060
RR Donnelley & Sons Co.	843	4,974

		97,636

Private Equity - 0.1%
Kennedy-Wilson Holdings, Inc.	1,495	31,246

Publishing-Books - 0.0%
Houghton Mifflin Harcourt Co.†	1,235	7,842
Scholastic Corp.	336	14,032

		21,874

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	13	3,052
Gannett Co., Inc.	1,352	14,291
New York Times Co., Class A	1,568	38,886
Tronc, Inc.†	206	3,222

		59,451

Publishing-Periodicals - 0.0%
Meredith Corp.	471	25,034
Value Line, Inc.	13	296

		25,330

Quarrying - 0.0%
Compass Minerals International, Inc.	407	27,615

Racetracks - 0.1%
Churchill Downs, Inc.	141	40,319
Empire Resorts, Inc.†	42	582
International Speedway Corp., Class A	289	12,513
Penn National Gaming, Inc.†	1,021	32,723
Speedway Motorsports, Inc.	137	2,418

		88,555

Radio - 0.0%
Beasley Broadcast Group, Inc., Class A	57	368
Entercom Communications Corp., Class A	1,527	11,529
Saga Communications, Inc., Class A	46	1,741

		13,638

Real Estate Investment Trusts - 3.3%
Acadia Realty Trust	961	26,024
AG Mtg. Investment Trust, Inc.	335	6,543
Agree Realty Corp.	360	19,166
Alexander’s, Inc.	25	9,262
American Assets Trust, Inc.	459	17,639
Americold Realty Trust	627	13,487
Anworth Mtg. Asset Corp.	1,162	5,856
Apollo Commercial Real Estate Finance, Inc.	1,472	28,100
Arbor Realty Trust, Inc.	649	7,379
Ares Commercial Real Estate Corp.	320	4,518
Armada Hoffler Properties, Inc.	537	8,109
ARMOUR Residential REIT, Inc.	496	11,790
Ashford Hospitality Trust, Inc.	1,014	8,011
Blackstone Mortgage Trust, Inc., Class A	1,220	40,431
Bluerock Residential Growth REIT, Inc.	285	2,613
Braemar Hotels & Resorts, Inc.	349	3,989
BRT Realty Trust	99	1,300
Capstead Mtg. Corp.	1,098	9,190
CareTrust REIT, Inc.	902	15,253
CatchMark Timber Trust, Inc., Class A	586	7,278
CBL & Associates Properties, Inc.	2,020	11,009
Cedar Realty Trust, Inc.	1,055	5,022
Chatham Lodging Trust	540	11,632
Cherry Hill Mtg. Investment Corp.	152	2,800
Chesapeake Lodging Trust	708	22,670
City Office REIT, Inc.	423	5,393
Clipper Realty, Inc.	177	1,883
Colony Credit Real Estate, Inc.	1,002	21,303
Community Healthcare Trust, Inc.	208	6,240
CoreCivic, Inc.	1,417	36,332
CorEnergy Infrastructure Trust, Inc.	142	5,400
CorePoint Lodging, Inc.†	485	12,251
Cousins Properties, Inc.	5,018	46,768
CYS Investments, Inc.	1,849	13,516
DiamondRock Hospitality Co.	2,387	28,453
Drive Shack, Inc.†	721	4,470
Dynex Capital, Inc.	648	4,309
Easterly Government Properties, Inc.	547	10,366
EastGroup Properties, Inc.	410	39,081
Education Realty Trust, Inc.	907	37,514
Exantas Capital Corp.	362	3,797
First Industrial Realty Trust, Inc.	1,486	48,369
Four Corners Property Trust, Inc.	737	18,351
Franklin Street Properties Corp.	1,244	10,960
Front Yard Residential Corp.	588	5,680
GEO Group, Inc.	1,449	37,500
Getty Realty Corp.	385	11,030
Gladstone Commercial Corp.	335	6,646
Gladstone Land Corp.	156	1,853
Global Medical REIT, Inc.	226	1,910
Global Net Lease, Inc.	808	17,097
Government Properties Income Trust	1,178	17,752
Gramercy Property Trust	1,914	52,424
Great Ajax Corp.	192	2,567
Healthcare Realty Trust, Inc.	1,480	43,971
Hersha Hospitality Trust	425	9,176
Independence Realty Trust, Inc.	1,041	10,566
Industrial Logistics Properties Trust	241	5,567
InfraREIT, Inc.	528	11,062
Innovative Industrial Properties, Inc.	77	2,493
Invesco Mtg. Capital, Inc.	1,341	22,247
Investors Real Estate Trust	1,431	7,842
iStar, Inc.†	776	8,435
Jernigan Capital, Inc.	161	2,929
Kite Realty Group Trust	987	16,651

KKR Real Estate Finance Trust, Inc.	190	3,937
LaSalle Hotel Properties	1,322	45,834
Lexington Realty Trust	2,571	22,599
LTC Properties, Inc.	469	19,778
Mack-Cali Realty Corp.	1,080	21,028
MedEquities Realty Trust, Inc.	341	3,819
Monmouth Real Estate Investment Corp.	909	15,153
MTGE Investment Corp.	514	10,306
National Health Investors, Inc.	480	35,923
National Storage Affiliates Trust	604	17,413
New Senior Investment Group, Inc.	890	6,301
New York Mortgage Trust, Inc.	1,337	8,303
NexPoint Residential Trust, Inc.	197	5,898
NorthStar Realty Europe Corp.	558	7,639
One Liberty Properties, Inc.	179	4,826
Orchid Island Capital, Inc.	637	5,179
Pebblebrook Hotel Trust	813	31,341
Pennsylvania Real Estate Investment Trust	821	8,719
PennyMac Mtg. Investment Trust	715	13,792
Physicians Realty Trust	2,180	34,357
Piedmont Office Realty Trust, Inc., Class A	1,529	30,244
PotlatchDeltic Corp.	735	34,361
Preferred Apartment Communities, Inc., Class A	467	7,902
PS Business Parks, Inc.	238	30,409
QTS Realty Trust, Inc., Class A	608	25,992
Ramco-Gershenson Properties Trust	947	12,453
Redwood Trust, Inc.	895	15,045
Retail Opportunity Investments Corp.	1,326	25,075
Rexford Industrial Realty, Inc.	962	29,476
RLJ Lodging Trust	2,075	46,874
Ryman Hospitality Properties, Inc.	534	45,395
Sabra Health Care REIT, Inc.	2,123	45,878
Saul Centers, Inc.	138	7,353
Select Income REIT	755	15,742
Seritage Growth Properties, Class A	385	16,289
Spirit MTA REIT†	513	5,125
STAG Industrial, Inc.	1,168	31,910
Summit Hotel Properties, Inc.	1,234	17,461
Sunstone Hotel Investors, Inc.	2,692	43,799
Sutherland Asset Management Corp.	211	3,524
Tanger Factory Outlet Centers, Inc.	1,096	26,140
Terreno Realty Corp.	657	24,250
Tier REIT, Inc.	569	13,525
UMH Properties, Inc.	28,241	436,041
Universal Health Realty Income Trust	151	10,164
Urban Edge Properties	1,305	29,597
Urstadt Biddle Properties, Inc., Class A	353	7,858
Washington Prime Group, Inc.	2,230	17,907
Washington Real Estate Investment Trust	940	28,661
Western Asset Mtg. Capital Corp.	483	5,347
Whitestone REIT	455	5,915
Xenia Hotels & Resorts, Inc.	1,283	31,292

		2,398,374

Real Estate Management/Services - 0.1%
Farmland Partners, Inc.	378	2,548
HFF, Inc., Class A	448	20,164
Marcus & Millichap, Inc.†	232	9,329
Newmark Group, Inc., Class A	278	3,875
RE/MAX Holdings, Inc., Class A	213	10,820
Redfin Corp.†	883	21,634
Safety Income and Growth, Inc.	94	1,673

		70,043

Real Estate Operations & Development - 0.4%
Alexander & Baldwin, Inc.	815	19,519
American Realty Investors, Inc.†	25	454
Consolidated-Tomoka Land Co.	46	3,014
Forestar Group, Inc.†	126	2,860
FRP Holdings, Inc.†	84	5,460
Griffin Industrial Realty, Inc.	10	416
Maui Land & Pineapple Co., Inc.†	81	1,033
RMR Group, Inc., Class A	2,617	227,156
Stratus Properties, Inc.†	70	2,156
Transcontinental Realty Investors, Inc.†	20	696
Trinity Place Holdings, Inc.†	209	1,344

		264,108

Recreational Centers - 0.1%
Planet Fitness, Inc., Class A†	1,055	50,134
St. Joe Co.†	443	7,819
Town Sports International Holdings, Inc.†	173	1,868

		59,821

Recreational Vehicles - 0.9%
Camping World Holdings, Inc., Class A	387	8,580
LCI Industries	292	26,849
Malibu Boats, Inc., Class A†	7,715	290,007
MCBC Holdings, Inc.†	14,289	356,653

		682,089

Rental Auto/Equipment - 0.2%
Aaron’s, Inc.	840	36,380
Avis Budget Group, Inc.†	817	28,473
CAI International, Inc.†	218	5,005
Herc Holdings, Inc.†	287	16,307
Hertz Global Holdings, Inc.†	654	9,960
McGrath RentCorp	288	17,102
Rent-A-Center, Inc.†	529	7,850
Textainer Group Holdings, Ltd.†	325	5,168

		126,245

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	256	30,492
SeaWorld Entertainment, Inc.†	655	13,952

		44,444

Retail-Apparel/Shoe - 0.3%
Abercrombie & Fitch Co., Class A	812	19,236
American Eagle Outfitters, Inc.	1,925	48,471
Ascena Retail Group, Inc.†	2,089	7,688
Boot Barn Holdings, Inc.†	231	5,403
Buckle, Inc.	344	8,273
Caleres, Inc.	502	16,812
Cato Corp., Class A	267	6,648
Chico’s FAS, Inc.	1,525	13,268

Children’s Place, Inc.	191	23,474
DSW, Inc., Class A	820	22,501
Duluth Holdings, Inc., Class B†	98	2,256
Express, Inc.†	878	8,455
Francesca’s Holdings Corp.†	416	3,386
Genesco, Inc.†	232	9,442
Guess?, Inc.	687	15,567
J. Jill, Inc.†	196	1,605
New York & Co., Inc.†	345	1,691
Shoe Carnival, Inc.	127	3,984
Tailored Brands, Inc.	593	11,955
Tilly’s, Inc., Class A	173	2,682
Vera Bradley, Inc.†	271	3,602
Winmark Corp.	30	4,416

		240,815

Retail-Appliances - 0.0%
Conn’s, Inc.†	234	7,933

Retail-Automobile - 0.1%
America’s Car-Mart, Inc.†	70	4,480
Asbury Automotive Group, Inc.†	244	17,153
Group 1 Automotive, Inc.	240	16,798
Lithia Motors, Inc., Class A	282	25,112
Rush Enterprises, Inc., Class A†	359	16,187
Rush Enterprises, Inc., Class B†	54	2,430
Sonic Automotive, Inc., Class A	286	5,820

		87,980

Retail-Bedding - 0.0%
Bed Bath & Beyond, Inc.	1,605	30,062

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	458	2,574
Barnes & Noble, Inc.	711	4,337

		6,911

Retail-Building Products - 0.1%
At Home Group, Inc.†	317	11,498
Beacon Roofing Supply, Inc.†	813	34,211
BMC Stock Holdings, Inc.†	804	17,688
Foundation Building Materials, Inc.†	176	2,550
GMS, Inc.†	389	10,207
Lumber Liquidators Holdings, Inc.†	340	6,576
Tile Shop Holdings, Inc.	480	3,984

		86,714

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	138	4,671

Retail-Discount - 0.1%
Big Lots, Inc.	501	21,758
Citi Trends, Inc.	152	4,318
Ollie’s Bargain Outlet Holdings, Inc.†	593	41,214

		67,290

Retail-Drug Store - 0.0%
Rite Aid Corp.†	12,557	25,240

Retail-Hair Salons - 0.0%
Regis Corp.†	422	7,368

Retail-Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.	122	3,050
Haverty Furniture Cos., Inc.	225	4,455
Kirkland’s, Inc.†	188	2,139
La-Z-Boy, Inc.	557	16,989
Pier 1 Imports, Inc.	944	2,039
RH†	230	31,248

		59,920

Retail-Jewelry - 0.1%
Movado Group, Inc.	188	9,362
Signet Jewelers, Ltd.	704	40,649

		50,011

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	256	4,800
Party City Holdco, Inc.†	411	6,473

		11,273

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	3,746	9,178
Sears Holdings Corp.†	485	892

		10,070

Retail-Misc./Diversified - 0.2%
Container Store Group, Inc.†	188	1,247
Five Below, Inc.†	652	63,348
Gaia, Inc.†	134	2,439
GameStop Corp., Class A	1,196	17,234
Hudson, Ltd., Class A†	475	8,028
PriceSmart, Inc.	264	21,582
Sally Beauty Holdings, Inc.†	1,462	24,108

		137,986

Retail-Office Supplies - 0.0%
Office Depot, Inc.	6,627	16,634

Retail-Pawn Shops - 0.1%
EZCORP, Inc., Class A†	597	6,836
FirstCash, Inc.	531	43,117

		49,953

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	313	9,077
PetIQ, Inc.†	121	3,315
PetMed Express, Inc.	238	8,837

		21,229

Retail-Petroleum Products - 0.0%
World Fuel Services Corp.	799	22,236

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	141	11,318

Retail-Restaurants - 2.3%
Biglari Holdings, Inc., Class A†	1	977
Biglari Holdings, Inc., Class B†	11	2,084
BJ’s Restaurants, Inc.	244	15,433
Bloomin’ Brands, Inc.	1,000	19,340
Bojangles’, Inc.†	208	2,735
Brinker International, Inc.	524	24,717
Cannae Holdings, Inc.†	811	14,801
Carrols Restaurant Group, Inc.†	414	6,003
Cheesecake Factory, Inc.	510	28,575
Chuy’s Holdings, Inc.†	13,070	413,665
Cracker Barrel Old Country Store, Inc.	230	33,694

Dave & Buster’s Entertainment, Inc.†	475	23,346
Del Frisco’s Restaurant Group, Inc.†	241	2,061
Del Taco Restaurants, Inc.†	371	4,801
Denny’s Corp.†	32,333	470,445
Dine Brands Global, Inc.	200	14,206
El Pollo Loco Holdings, Inc.†	256	2,970
Fiesta Restaurant Group, Inc.†	283	8,221
Habit Restaurants, Inc., Class A†	243	3,086
J Alexander’s Holdings, Inc.†	153	1,637
Jack in the Box, Inc.	351	29,568
Nathan’s Famous, Inc.	34	3,341
Noodles & Co.†	151	1,578
Papa John’s International, Inc.	270	11,329
Potbelly Corp.†	273	3,385
Red Robin Gourmet Burgers, Inc.†	155	7,331
Ruth’s Hospitality Group, Inc.	14,986	433,845
Shake Shack, Inc., Class A†	294	18,325
Sonic Corp.	425	14,939
Texas Roadhouse, Inc.	809	50,838
Wingstop, Inc.	346	17,075
Zoe’s Kitchen, Inc.†	226	2,204

		1,686,555

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	239	1,541
Hibbett Sports, Inc.†	226	5,187
Sportsman’s Warehouse Holdings, Inc.†	443	2,255
Zumiez, Inc.†	221	5,006

		13,989

Retail-Vision Service Center - 0.0%
National Vision Holdings, Inc.†	406	16,508

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A†	980	3,116

Retirement/Aged Care - 0.0%
Brookdale Senior Living, Inc.†	2,231	21,395
Capital Senior Living Corp.†	294	2,937

		24,332

Rubber-Tires - 0.0%
Cooper Tire & Rubber Co.	605	17,273

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	365	7,866
Proto Labs, Inc.†	323	40,262
Trinseo SA	518	38,694

		86,822

Satellite Telecom - 0.1%
Intelsat SA†	476	9,282
Iridium Communications, Inc.†	1,145	19,808
Loral Space & Communications, Inc.†	153	6,044

		35,134

Savings & Loans/Thrifts - 1.1%
Banc of California, Inc.	513	10,260
BankFinancial Corp.	164	2,745
Beneficial Bancorp, Inc.	814	13,227
Berkshire Hills Bancorp, Inc.	486	19,732
BofI Holding, Inc.†	706	27,548
Brookline Bancorp, Inc.	943	17,163
BSB Bancorp, Inc.†	100	3,370
Capitol Federal Financial, Inc.	1,537	20,089
Charter Financial Corp.	146	3,298
Community Bankers Trust Corp.†	256	2,432
Dime Community Bancshares, Inc.	387	6,656
Entegra Financial Corp.†	80	2,332
ESSA Bancorp, Inc.	113	1,774
First Defiance Financial Corp.	238	7,654
First Financial Northwest, Inc.	98	1,731
First Savings Financial Group, Inc.	22	1,524
Flagstar Bancorp, Inc.†	353	12,020
Flushing Financial Corp.	327	8,201
FS Bancorp, Inc.	38	2,332
Greene County Bancorp, Inc.	36	1,220
Hingham Institution for Savings	16	3,537
Home Bancorp, Inc.	93	4,240
HomeTrust Bancshares, Inc.†	209	6,082
Investors Bancorp, Inc.	2,986	37,385
Malvern Bancorp, Inc.†	76	1,881
Meridian Bancorp, Inc.	573	10,486
Meta Financial Group, Inc.	4,314	385,887
MutualFirst Financial, Inc.	70	2,688
Northfield Bancorp, Inc.	518	8,630
Northwest Bancshares, Inc.	1,142	20,579
OceanFirst Financial Corp.	567	16,539
Oconee Federal Financial Corp.	11	299
Oritani Financial Corp.	479	7,664
Pacific Premier Bancorp, Inc.†	544	20,128
Provident Financial Services, Inc.	740	18,900
Prudential Bancorp, Inc.	106	2,009
Riverview Bancorp, Inc.	253	2,302
SI Financial Group, Inc.	135	1,883
Southern Missouri Bancorp, Inc.	85	3,369
Territorial Bancorp, Inc.	93	2,836
Timberland Bancorp, Inc.	78	2,825
United Community Financial Corp.	579	6,051
United Financial Bancorp, Inc.	605	10,594
Washington Federal, Inc.	1,007	33,785
Waterstone Financial, Inc.	304	5,168
WSFS Financial Corp.	360	20,412

		801,467

Schools - 0.4%
Adtalem Global Education, Inc.†	714	38,949
American Public Education, Inc.†	191	8,423
Cambium Learning Group, Inc.†	16,153	191,575
Capella Education Co.	138	14,352
Career Education Corp.†	811	14,922
K12, Inc.†	457	7,476
Laureate Education, Inc., Class A†	601	8,901
Strategic Education, Inc.	129	15,201

		299,799

Security Services - 0.1%
Brink’s Co.	600	47,910

Seismic Data Collection - 0.0%
Dawson Geophysical Co.†	252	1,968
ION Geophysical Corp.†	127	3,251

		5,219

Semiconductor Components-Integrated Circuits - 0.2%
Aquantia Corp.†	253	3,228
Cirrus Logic, Inc.†	759	32,835
Integrated Device Technology, Inc.†	1,583	54,503
MaxLinear, Inc.†	746	12,913
Power Integrations, Inc.	342	24,453

		127,932

Semiconductor Equipment - 0.3%
ACM Research, Inc., Class A†	97	1,257
Advanced Energy Industries, Inc.†	468	28,660
Axcelis Technologies, Inc.†	382	8,404
Brooks Automation, Inc.	829	25,351
Cabot Microelectronics Corp.	304	36,617
Cohu, Inc.	338	8,511
Entegris, Inc.	1,694	59,544
FormFactor, Inc.†	872	11,292
Nanometrics, Inc.†	269	10,131
Photronics, Inc.†	810	7,290
Rudolph Technologies, Inc.†	376	10,754
Ultra Clean Holdings, Inc.†	458	6,146
Veeco Instruments, Inc.†	577	8,453
Xcerra Corp.†	641	9,128

		231,538

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	530	14,813
Atkore International Group, Inc.†	471	11,144
Northwest Pipe Co.†	114	2,230
Omega Flex, Inc.	35	3,230
TimkenSteel Corp.†	477	6,630

		38,047

Steel-Producers - 0.1%
AK Steel Holding Corp.†	3,758	17,400
Carpenter Technology Corp.	557	30,507
Commercial Metals Co.	1,389	31,030
Ryerson Holding Corp.†	190	2,195
Schnitzer Steel Industries, Inc., Class A	313	10,313
Shiloh Industries, Inc.†	176	1,452

		92,897

Steel-Specialty - 0.7%
Allegheny Technologies, Inc.†	1,498	41,645
Universal Stainless & Alloy Products, Inc.†	14,443	431,990

		473,635

Storage/Warehousing - 0.0%
Mobile Mini, Inc.	530	22,604
Wesco Aircraft Holdings, Inc.†	646	7,720

		30,324

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	365	8,676

Telecom Equipment-Fiber Optics - 0.2%
Acacia Communications, Inc.†	326	10,478
Ciena Corp.†	1,710	43,434
Clearfield, Inc.†	135	1,748
Finisar Corp.†	1,371	23,101
Harmonic, Inc.†	993	4,568
KVH Industries, Inc.†	193	2,393
Oclaro, Inc.†	2,008	16,988
Viavi Solutions, Inc.†	2,713	27,455

		130,165

Telecom Services - 0.1%
Consolidated Communications Holdings, Inc.	837	10,663
Fluent, Inc.†	389	914
Fusion Connect, Inc.†	249	998
GTT Communications, Inc.†	417	18,536
HC2 Holdings, Inc.†	507	2,930
Ooma, Inc.†	218	3,510
ORBCOMM, Inc.†	873	8,346
RigNet, Inc.†	168	2,066
Spok Holdings, Inc.	223	3,234
Vonage Holdings Corp.†	2,638	33,793

		84,990

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	571	9,279
Casa Systems, Inc.†	173	2,635
Comtech Telecommunications Corp.	274	9,206
DASAN Zhone Solutions, Inc.†	70	649
Maxar Technologies, Ltd.	676	33,104
Plantronics, Inc.	396	27,189
Preformed Line Products Co.	37	3,249
Quantenna Communications, Inc.†	396	6,308

		91,619

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	547	7,307
Frontier Communications Corp.	943	4,922
Shenandoah Telecommunications Co.	557	18,381
Windstream Holdings, Inc.†	487	1,714

		32,324

Television - 0.2%
Central European Media Enterprises, Ltd., Class A†	1,028	3,984
Gray Television, Inc.†	953	14,724
Nexstar Media Group, Inc., Class A	534	39,756
Sinclair Broadcast Group, Inc., Class A	860	22,188
TEGNA, Inc.	2,587	28,535
World Wrestling Entertainment, Inc., Class A	504	39,871

		149,058

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	154	4,318
Unifi, Inc.†	186	5,612

		9,930

Textile-Products - 0.0%
Culp, Inc.	133	3,298

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	620	10,106
National CineMedia, Inc.	920	7,599
Reading International, Inc., Class A†	200	3,160

		20,865

Therapeutics - 0.4%
Akebia Therapeutics, Inc.†	601	6,190
Anika Therapeutics, Inc.†	172	6,885
Concert Pharmaceuticals, Inc.†	254	4,062
Dyax Corp. CVR†(1)(2)	1,907	7,533
Fennec Pharmaceuticals, Inc.†	135	1,242
Flexion Therapeutics, Inc.†	401	9,568
G1 Therapeutics, Inc.†	243	12,478
La Jolla Pharmaceutical Co.†	256	8,466
MannKind Corp.†	1,671	2,573
Mersana Therapeutics, Inc.†	149	1,758
Mirati Therapeutics, Inc.†	216	13,262
Portola Pharmaceuticals, Inc.†	777	27,817
Proteostasis Therapeutics, Inc.†	300	744
Recro Pharma, Inc.†	31,373	162,512
Vital Therapies, Inc.†	363	2,886
Xencor, Inc.†	551	20,508
Zafgen, Inc.†	272	2,829

		291,313

Tobacco - 0.7%
22nd Century Group, Inc.†	1,386	3,465
Alliance One International, Inc.†	100	1,640
Turning Point Brands, Inc.	14,525	486,006
Universal Corp.	295	20,385
Vector Group, Ltd.	1,164	21,476

		532,972

Toys - 0.0%
Funko, Inc., Class A†	125	2,195

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,369	35,375
InnerWorkings, Inc.†	526	4,660

		40,035

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	696	15,681
Atlas Air Worldwide Holdings, Inc.†	283	18,975

		34,656

Transport-Equipment & Leasing - 0.1%
GATX Corp.	449	36,971
General Finance Corp.†	116	1,589
Greenbrier Cos., Inc.	378	21,414
Willis Lease Finance Corp.†	37	1,155

		61,129

Transport-Marine - 0.2%
Ardmore Shipping Corp.†	391	2,639
Costamare, Inc.	582	4,039
DHT Holdings, Inc.	1,096	4,658
Dorian LPG, Ltd.†	331	2,814
Eagle Bulk Shipping, Inc.†	569	3,272
Frontline, Ltd.†	918	4,691
GasLog, Ltd.	486	8,189
Genco Shipping & Trading, Ltd.†	97	1,440
Golar LNG, Ltd.	1,129	29,365
International Seaways, Inc.†	259	5,638
Nordic American Tankers, Ltd.	1,673	3,764
Overseas Shipholding Group, Inc., Class A†	680	2,448
Safe Bulkers, Inc.†	607	2,015
Scorpio Bulkers, Inc.	694	5,240
Scorpio Tankers, Inc.	3,503	7,532
Ship Finance International, Ltd.	994	14,463
Teekay Corp.	817	5,695
Teekay Tankers, Ltd., Class A	2,280	2,163
Tidewater, Inc.†	286	9,818

		119,883

Transport-Services - 0.1%
CryoPort, Inc.†	298	4,399
Echo Global Logistics, Inc.†	334	11,506
Hub Group, Inc., Class A†	390	18,096
Matson, Inc.	505	18,180
Radiant Logistics, Inc.†	464	1,851

		54,032

Transport-Truck - 0.7%
ArcBest Corp.	306	14,244
Covenant Transportation Group, Inc., Class A†	147	4,260
Daseke, Inc.†	43,101	374,548
Forward Air Corp.	350	22,365
Heartland Express, Inc.	558	10,708
Marten Transport, Ltd.	467	10,204
P.A.M. Transportation Services, Inc.†	26	1,418
Saia, Inc.†	306	23,057
Universal Logistics Holdings, Inc.	99	3,317
USA Truck, Inc.†	94	2,051
Werner Enterprises, Inc.	570	21,233
YRC Worldwide, Inc.†	396	3,857

		491,262

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	866	14,419

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	230	2,622

Veterinary Diagnostics - 0.1%
Heska Corp.†	79	7,920
Kindred Biosciences, Inc.†	309	4,187
Neogen Corp.†	600	49,440

		61,547

Virtual Reality Products - 0.0%
Vuzix Corp.†	281	1,742

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	108	1,433
Natural Health Trends Corp.	88	2,101
Nature’s Sunshine Products, Inc.†	102	806
USANA Health Sciences, Inc.†	146	19,308

		23,648

Water - 0.1%
American States Water Co.	437	26,272
Artesian Resources Corp., Class A	95	3,505
California Water Service Group	573	23,550
Connecticut Water Service, Inc.	144	9,276
Consolidated Water Co., Ltd.	176	2,473
Global Water Resources, Inc.	118	1,120
Middlesex Water Co.	190	8,415
PICO Holdings, Inc.	248	3,001
SJW Group	206	13,324
York Water Co.	154	4,774

		95,710

Water Treatment Systems - 1.2%
AquaVenture Holdings, Ltd.†	130	2,150
Energy Recovery, Inc.†	44,395	359,156
Evoqua Water Technologies Corp.†	903	19,270
Pure Cycle Corp.†	46,353	502,930

		883,506

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	837	6,863
NIC, Inc.	768	12,595
Q2 Holdings, Inc.†	437	25,849
Web.com Group, Inc.†	482	12,122

		57,429

Web Portals/ISP - 0.0%
Meet Group, Inc.†	831	3,374

Wire & Cable Products - 0.1%
Belden, Inc.	482	31,210
Encore Wire Corp.	243	11,846
Insteel Industries, Inc.	217	8,925

		51,981

Wireless Equipment - 0.4%
Aerohive Networks, Inc.†	391	1,564
CalAmp Corp.†	9,929	225,984
Gogo, Inc.†	688	2,463
InterDigital, Inc.	413	34,052
ViaSat, Inc.†	653	45,932

		309,995

Wound, Burn & Skin Care - 0.0%
Dermira, Inc.†	415	4,042

X-Ray Equipment - 0.0%
Varex Imaging Corp.†	455	17,399
ViewRay, Inc.†	591	7,045

		24,444

Total Common Stocks (cost $54,862,344)		66,096,607

EXCHANGE-TRADED FUNDS - 2.1%
iShares Russell 2000 ETF	8,214	1,362,456
Vanguard Russell 2000 ETF Shares	1,300	173,264

Total Exchange-Traded Funds (cost $1,466,974)		1,535,720

Total Long-Term Investment Securities (cost $56,329,318)		67,632,327

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Time Deposits - 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018	$596,000	596,000

U.S. Government Treasuries - 0.3%
United States Treasury Bills 1.76% due 08/09/2018(3)	50,000	49,980
1.89% due 08/30/2018(3)	60,000	59,908
1.96% due 10/18/2018(3)	50,000	49,788
2.04% due 11/29/18(3)	50,000	49,662

		209,338

Total Short-Term Investment Securities (cost $805,341)		805,338

REPURCHASE AGREEMENTS - 6.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $4,521,044 and collateralized by $4,640,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13%, due 07/15/2026 and having an approximate value of $4,612,568 (cost $4,521,000)	4,521,000	4,521,000

TOTAL INVESTMENTS (cost $61,655,659)	99.0%	72,958,665
Other assets less liabilities	1.0	727,806

NET ASSETS	100.0%	$73,686,471

†	Non-income producing security
(1)	Security classified as Level 3 (see Note 2).
(2)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $7,727 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
56	Long	E-Mini Russell 2000 Index	September 2018	$4,696,206	$4,682,720	$(13,486)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The	following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$16,057	$—	$194	$16,251
Medical-Biomedical/Gene	3,423,233	—	0	3,423,233
Metal-Diversified	6,689	—	0	6,689
Multimedia	24,862	—	0	24,862
Therapeutics	283,780	—	7,533	291,313
Other Industries	62,334,259	—	—	62,334,259
Exchange-Traded Funds	1,535,720	—	—	1,535,720
Short-Term Investments Securities	—	805,338	—	805,338
Repurchase Agreements	—	4,521,000	—	4,521,000

Total Investments at Value	$67,624,600	$5,326,338	$7,727	$72,958,665

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,486	$—	$—	$13,486

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS — July 31, 2018 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of July 31, 2018, net assets of the Commodity Strategy Fund were $39,148,407 of which approximately $8,090,838, or approximately 20.7% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2018 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts for investment purposes in order to gain currency exposure.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of July 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2018, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Purchased (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$293,610	$31,360	$—	$—	$324,970
Small-Cap	—	48,720	—	—	—	—	48,720

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Written (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$269,045	$220	$17,893	$—	$287,158
Small-Cap	—	—	—	—	—	—	—

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.
(2)	Reported at value on the Portfolio of Investments.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Commodity Strategy†	$(1,448,853)
Small-Cap	(13,486)

†	Consolidated (See Note 1)

Note 3. Repurchase Agreements:

As of July 31, 2018, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.49%	$3,235,000
Commodity Strategy Subsidiary	1.49	1,075,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated July 31, 2018, bearing interest at a rate of 1.90% per annum, with a principal amount of $72,000,000, a repurchase price of $72,003,800, and a maturity date of August 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2027	$77,922,000	$73,718,738

As of July 31 2018, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.47%	$670,000
Commodity Strategy Subsidiary	1.47	220,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated July 31, 2018, bearing interest at a rate of 1.90% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,792, and a maturity date of August 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.63%	02/15/2044	$13,722,000	$15,275,193

As of July 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.49%	$3,820,000
Commodity Strategy Subsidiary	1.49	1,270,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated July 31, 2018, bearing interest at a rate of 1.90% per annum, with a principal amount of $85,000,000, a repurchase price of $85,004,486, and a maturity date of August 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$88,392,100	$86,750,238

As of July 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.49%	$2,850,000
Commodity Strategy Subsidiary	1.50	950,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated July 31, 2018, bearing interest at a rate of 1.90% per annum, with a principal amount of $63,405,000, a repurchase price of $63,408,346, and a maturity date of August 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	08/15/2026	$35,792,000	$32,315,072
U.S. Treasury Notes	2.13%	08/15/2021	32,647,000	32,349,812

As of July 31, 2018, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.51%	$4,510,000
Commodity Strategy Subsidiary	1.52	1,515,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated July 31, 2018, bearing interest at a rate of 1.89% per annum, with a principal amount of $100,000,000, a repurchase price of $100,005,250, and a maturity date of August 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	06/15/2021	$102,045,000	$101,994,356

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	September 28, 2018